                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09259

Morgan Stanley Total Market Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:  July 31, 2007

Date of reporting period:  October 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS  OCTOBER 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                                    VALUE
-------------                                                             -----------

                   COMMON STOCKS (95.7%)
                   Advertising/Marketing Services (0.3%)
     365           Abitron Inc.*                                           $ 15,330
     502           ADVO, Inc.                                                14,739
     841           Aquantive Inc.                                            22,858
     547           Catalina Marketing Corp.                                  13,866
   4,343           Gemstar-TV Guide International, Inc.*                     15,114
     622           Getty Images, Inc.*                                       26,939
   1,066           Harris Interactive Inc.*                                   7,121
     910           Harte-Hanks Inc.                                          22,978
   1,015           infoUSA, Inc.                                             11,155
   4,854           Interpublic Group of Companies, Inc. (The)*               52,957
     994           Lamar Advertising Co. (Class A)*                          57,334
     636           Nautilus Group, Inc.                                       8,987
     171           Netratings, Inc.*                                          2,975
   1,817           Omnicom Group, Inc.                                      184,335
     631           R.H. Donnelley Corp.*                                     37,999
     743           Valassis Communications, Inc.*                            11,152
   1,448           ValueClick, Inc.*                                         27,222
                                                                       -------------
                                                                            533,061
                                                                       -------------
                   Aerospace & Defense (1.3%)
     620           AAR Corp.*                                                16,145
   1,287           Aeroflex Inc.*                                            13,900
     441           Alliant Techsystems, Inc.*                                34,050
     402           Armor Holdings, Inc.*                                     20,687
   7,679           Boeing Co.                                               613,245
     481           Cubic Corp.                                               10,058
     710           Curtiss-Wright Corp.                                      24,026
     483           DRS Technologies, Inc.                                    21,358
     385           EDO Corp.                                                  9,205
     308           ESCO Technologies Inc.*                                   13,373
     409           Esterline Corp.*                                          15,419
     981           FLIR Systems, Inc.*                                       31,333
     854           GenCorp Inc.*                                             11,187
   3,581           General Dynamics Corp.                                   254,609
   1,339           Goodrich Corp.                                            59,037
   1,305           L-3 Communications Holdings, Inc.                        105,079
   3,698           Lockheed Martin Corp.                                    321,467
     573           Moog Inc. (Class A)*                                      21,373
   3,404           Northrop Grumman Corp.                                   225,992
     924           Orbital Sciences Corp. (c)*                               16,780
   1,469           Precision Castparts Corp.                                 99,980
   4,759           Raytheon Co.                                             237,712
   1,813           Rockwell Collins, Inc.                                   105,299
      97           Sequa Corp. (Class A)*                                    10,293
     490           Teledyne Technologies Inc.*                               20,443
     309           Triumph Group, Inc.*                                      14,878
                                                                       -------------
                                                                          2,326,928
                                                                       -------------
                   Agricultural Commodities/Milling (0.2%)
   6,377           Archer-Daniels-Midland Co.                               245,514
   1,303           Bunge Ltd.                                                83,535
   1,037           Corn Products International, Inc.                         37,529
     438           Delta & Pine Land Co.                                     17,743
                                                                       -------------
                                                                            384,321
                                                                       -------------
                   Air Freight/Couriers (0.6%)
   1,912           C.H. Robinson Worldwide, Inc.                             79,807
     628           Con-way Inc.                                              29,623
     405           EGL, Inc.*                                                13,766
   2,270           Expeditors International of Washington, Inc.             107,621
   3,037           FedEx Corp.                                              347,858
     383           Forward Air Corp.                                         12,436
     613           Pacer International, Inc.                                 18,813
   6,594           United Parcel Service, Inc. (Class B)                    496,858
     600           UTI Worldwide Inc.                                        15,510
                                                                       -------------
                                                                          1,122,292
                                                                       -------------
                   Airlines (0.2%)
   1,497           AirTran Holdings, Inc.*                                   14,925
     520           Alaska Air Group, Inc.*                                   20,878
   1,884           AMR Corp.*                                                53,393
   1,045           Continental Airlines, Inc. (Class B)*                     38,540
     625           ExpressJet Holdings, Inc.*                                 4,963
     678           Frontier Airlines Holdings                                 5,451
   2,182           JetBlue Airways Corp.*                                    27,406
     615           Mesa Air Group, Inc.*                                      5,474
     837           SkyWest, Inc.                                             22,314
   8,255           Southwest Airlines Co.                                   124,073
   1,000           UAL Corp                                                  35,940
     477           US Airways Group Inc.*                                    23,783
                                                                       -------------
                                                                            377,140
                                                                       -------------
                   Alternative Power Generation (0.0%)
   1,451           Covanta Holding Corp.                                     29,499
   1,190           Plug Power, Inc.*                                          4,748
                                                                       -------------
                                                                             34,247
                                                                       -------------
                   Aluminum (0.2%)
   9,290           Alcoa, Inc.                                              268,574
                                                                       -------------

                   Apparel/Footwear (0.4%)
     522           Brown Shoe Co., Inc.                                      20,337
   4,073           Coach, Inc.*                                             161,454
     269           Columbia Sportswear Co.*                                  15,021
     766           Finish Line, Inc. (Class A)                                9,927
     255           Guess ? Inc.*                                             14,522
   1,073           Hanesbrands, Inc.                                         25,323
   1,353           Jones Apparel Group, Inc.                                 45,190
     290           Kellwood Co.                                               8,874
     158           Kenneth Cole Productions, Inc. (Class A)                   4,018
     337           K-Swiss, Inc. (Class A)                                   11,903
   1,148           Liz Claiborne, Inc.                                       48,411
   1,874           NIKE, Inc. (Class B)                                     172,183
     314           Oxford Industries, Inc.                                   16,573
     592           Phillips-Van Heusen Corp.                                 27,090
     699           Polo Ralph Lauren Corp.                                   49,629
   1,593           Quiksilver, Inc.                                          22,222
     770           Stride Rite Corp.                                         11,358
     776           Timberland Co. (Class A)*                                 22,388
     928           V.F. Corp.                                                70,537
     943           Wolverine World Wide, Inc.                                26,743
                                                                       -------------
                                                                            783,703
                                                                       -------------
                   Apparel/Footwear Retail (0.6%)
     988           Abercrombie & Fitch Co. (Class A)                         75,730
     799           Aeropostale*                                              23,419
   1,451           American Eagle Outfitters, Inc.*                          66,456
     805           AnnTaylor Stores Corp.*                                   35,436
     295           bebe stores, inc.                                          7,325
     142           Buckle (The), Inc.                                         5,620
     594           Cato Corp. (The) (Class A)                                13,597
   1,617           Charming Shoppes, Inc.*                                   23,932
   2,105           Chico's FAS, Inc.*                                        50,373
     320           Children's Place Retail Stores, Inc. (The)*               22,461
     443           Christopher & Banks Corp.                                 11,957
     595           Dress Barn, Inc.*                                         12,923
   1,892           Foot Locker, Inc.                                         43,875
   6,472           Gap, Inc. (The)                                          136,041
     575           Gymboree Corp. (The)*                                     26,715
     946           Hot Topic, Inc.*                                           9,564
   3,586           Limited Brands, Inc.                                     105,679
     593           Men's Wearhouse, Inc. (The)*                              23,631
   2,472           Nordstrom, Inc.                                          117,049
   1,100           Pacific Sunwear of California, Inc.*                      19,382
     975           Payless ShoeSource, Inc.*                                 26,081
   1,690           Ross Stores, Inc.                                         49,737
     323           Stage Stores, Inc.                                        10,468
     437           Stein Mart, Inc.                                           7,154
     421           Talbot's, Inc. (The)                                      11,805
   4,877           TJX Companies, Inc. (The)                                141,189
     558           Tween Brands Inc.*                                        23,336
   1,486           Urban Outfitters, Inc.*                                   26,005
                                                                       -------------
                                                                          1,126,940
                                                                       -------------
                   Auto Parts: O.E.M. (0.3%)
     726           American Axle & Manufacturing Holdings, Inc.              13,612
     810           ArvinMeritor, Inc.                                        12,166
     698           BorgWarner, Inc.                                          40,135
   1,604           Eaton Corp.                                              116,178
   2,185           Gentex Corp.                                              34,763
   2,112           Johnson Controls, Inc.                                   172,212
     984           Lear Corp.                                                29,727
     796           MascoTech, Inc. (Escrow) (a)                                   0
     531           Modine Manufacturing Co.                                  12,643
     125           Proliance International Inc.*                                540
     226           Sauer-Danfoss, Inc.                                        5,994
     356           Superior Industries International, Inc.                    6,016
   2,029           Visteon Corp.*                                            14,974
                                                                       -------------
                                                                            458,960
                                                                       -------------
                   Automotive Aftermarket (0.0%)
     213           Bandag, Inc.                                               9,349
     464           Barnes Group, Inc.                                         9,303
     729           CLARCOR Inc.                                              23,751
   2,411           Goodyear Tire & Rubber Co. (The)*                         36,961
                                                                       -------------
                                                                             79,364
                                                                       -------------
                   Beverages: Alcoholic (0.3%)
   7,808           Anheuser-Busch Companies, Inc.                           370,255
     702           Brown-Forman Corp. (Class B)                              50,677
   2,171           Constellation Brands Inc. (Class A)*                      59,681
     758           Molson Coors Brewing Co. (Class B)                        53,954
                                                                       -------------
                                                                            534,567
                                                                       -------------
                   Beverages: Non-Alcoholic (1.3%)
  23,304           Coca-Cola Co. (The)                                    1,088,763
   2,763           Coca-Cola Enterprises Inc.                                55,343
     500           Hansen Natural Corp.                                      15,875
   1,540           Pepsi Bottling Group, Inc. (The)                          48,695
     987           PepsiAmericas, Inc.                                       20,184
  17,694           PepsiCo, Inc.                                          1,122,507
                                                                       -------------
                                                                          2,351,367
                                                                       -------------
                   Biotechnology (1.9%)
     618           Adolor Corp.*                                              8,473
     940           Affymetrix, Inc.*                                         23,970
     426           Alexion Pharmaceuticals, Inc.*                            15,915
   1,286           Alkermes, Inc.*                                           21,605
  12,560           Amgen Inc.*                                              953,430
   1,173           Amylin Pharmaceuticals, Inc.*                             51,565
     771           Antigenics Inc.*                                           1,688
     887           ARIAD Pharmaceuticals, Inc.*                               3,858
   3,645           Biogen Idec Inc.*                                        173,502
   1,390           BioMarin Pharmaceutical, Inc.*                            22,282
   1,579           Bruker BioSciences Corp.*                                 12,569
   3,667           Celgene Corp.*                                           195,964
     767           Cell Genesys, Inc.*                                        3,359
     711           Cephalon, Inc.*                                           49,898
     940           Charles River Laboratories International, Inc.*           40,345
     563           Ciphergen Biosystem, Inc.*                                   602
     778           Cubist Pharmaceuticals, Inc.*                             17,326
     689           CV Therapeutics, Inc.*                                     8,923
     859           Dendreon Corp.*                                            4,329
     823           Discovery Laboratories, Inc.*                              2,148
     834           Diversa Corp.*                                             7,765
     857           Enzo Biochem, Inc.*                                       12,255
   1,101           Enzon Pharmaceuticals, Inc.*                               9,425
   1,389           Exelixis, Inc.*                                           13,473
   4,938           Genentech, Inc.*                                         411,335
     624           Gen-Probe Inc.*                                           29,871
   1,542           Genta Inc.*                                                1,249
   2,750           Genzyme Corp.*                                           185,653
     647           Geron Corp.*                                               5,189
   4,929           Gilead Sciences, Inc.*                                   339,608
   2,067           Human Genome Sciences, Inc.*                              27,594
     832           ICOS Corp.*                                               26,391
     970           ImClone Systems, Inc.*                                    30,351
     974           Immunomedics, Inc.*                                        2,367
   1,404           Incyte Corp.*                                              6,683
     713           InterMune Inc.*                                           15,757
     610           Invitrogen Corp.*                                         35,386
   1,222           Lexicon Genetics Inc.*                                     4,876
     532           Martek Biosciences Corp.*                                 12,619
     677           Maxygen Inc.*                                              5,768
   1,513           Medarex, Inc.*                                            19,548
     736           Medicines Company (The)*                                  19,107
   2,779           MedImmune, Inc.*                                          89,039
   1,174           MGI Pharma, Inc.*                                         22,341
   3,695           Millennium Pharmaceuticals, Inc.*                         43,232
     660           Millipore Corp.*                                          42,590
     527           Myriad Genetics, Inc.*                                    14,171
     899           Nabi Biopharmaceuticals*                                   5,915
     533           Neurocrine Biosciences, Inc.*                              6,156
     862           NPS Pharmaceuticals, Inc.*                                 4,069
     569           Onyx Pharmaceuticals, Inc.*                               10,686
     805           OSI Pharmaceuticals Inc.*                                 30,815
   1,453           PDL BioPharrma Inc.                                       30,702
   1,018           Regeneron Pharmaceuticals, Inc.*                          20,411
     864           SciClone Pharmaceuticals, Inc.*                            2,220
     690           SuperGen, Inc.*                                            3,912
     396           Tanox, Inc.*                                               5,318
     486           Techne Corp.*                                             27,158
     700           Telik, Inc.*                                              13,265
     456           Trimeris, Inc.*                                            3,475
   1,121           Vertex Pharmaceuticals Inc.*                              45,513
   1,495           XOMA Ltd.*                                                 3,154
     660           ZymoGenetics, Inc.*                                       10,593
                                                                       -------------
                                                                          3,268,756
                                                                       -------------
                   Broadcasting (0.3%)
     430           Citadel Broadcasting Corp.                                 4,403
   4,977           Clear Channel Communications, Inc.                       173,448
     450           Cox Radio, Inc. (Class A)*                                 7,578
   1,046           Cumulus Media, Inc. (Class A)*                            11,213
     521           Emmis Communications Corp. (Class A)*                      6,429
     644           Entercom Communications Corp.*                            17,819
     904           Entravision Communications Corp. (Class A)*                6,635
     168           Fisher Communications, Inc.*                               7,063
     855           Gray Television, Inc.                                      5,515
     502           Hearst-Argyle Television, Inc.                            12,650
     567           Lin TV Corp. (Class A)*                                    4,661
   1,445           Radio One, Inc. (Class A)*                                 9,956
     350           Salem Communications Corp.*                                4,652
   1,191           Sinclair Broadcast Group, Inc. (Class A)*                 10,743
  14,029           Sirius Satellite Radio Inc.*                              53,731
     721           Spanish Broadcasting System, Inc. (Class A)*               3,389
   2,573           Univision Communications, Inc. (Class A)*                 90,209
   1,349           Westwood One, Inc.                                        10,671
   2,804           XM Satellite Radio Holdings Inc. (Class A)*               32,695
                                                                       -------------
                                                                            473,460
                                                                       -------------
                   Building Products (0.1%)
   1,807           American Standard Companies, Inc.                         80,032
     577           Griffon Corp.*                                            14,188
     781           Lennox International Inc.                                 21,056
   4,232           Masco Corp.                                              117,015
     448           Simpson Manufacturing Co., Inc.                           12,719
     345           Watsco, Inc.                                              17,181
                                                                       -------------
                                                                            262,191
                                                                       -------------
                   Cable/Satellite TV (0.8%)
   2,080           Cablevision Systems New York Group (Class A)*             57,803
   5,774           Charter Communications, Inc. (Class A)*                   13,280
  21,474           Comcast Corp. (Class A)*                                 873,348
   8,980           DIRECTV Group, Inc. (The)*                               200,074
   2,383           EchoStar Communications Corp. (Class A)*                  84,644
   4,895           Liberty Global Inc. (Class A)*                           128,445
   1,011           Mediacom Communications Corp.*                             8,442
                                                                       -------------
                                                                          1,366,036
                                                                       -------------
                   Casino/Gaming (0.4%)
     434           Ameristar Casinos, Inc.                                   10,681
     434           Aztar Corp.*                                              23,249
     575           Bally Technologies Inc.*                                  11,414
     676           Boyd Gaming Corp.                                         26,682
     258           Churchill Downs Inc.                                      10,944
   2,009           Harrah's Entertainment, Inc.                             149,329
   3,585           International Game Technology                            152,398
     272           Isle of Capri Casinos, Inc.*                               6,827
   1,115           Las Vegas Sands Corp.*                                    84,963
   1,368           MGM Mirage*                                               58,851
     512           Multimedia Games, Inc.*                                    4,808
     891           Penn National Gaming, Inc.*                               32,584
     455           Shuffle Master, Inc.*                                     12,731
     526           Station Casinos, Inc.                                     31,718
     820           Wynn Resorts, Ltd.*                                       60,303
                                                                       -------------
                                                                            677,482
                                                                       -------------
                   Catalog/Specialty Distribution (0.0%)
     902           Insight Enterprises, Inc.*                                19,384
     701           Valuevision Media Inc. (Class A)*                          9,050
                                                                       -------------
                                                                             28,434
                                                                       -------------
                   Chemicals: Agricultural (0.2%)
   5,764           Monsanto Co.                                             254,884
     657           Scotts Miracle - Gro Company (The) (Class A)              32,495
   1,710           The Mosaic Company*                                       32,011
                                                                       -------------
                                                                            319,390
                                                                       -------------
                   Chemicals: Major Diversified (0.6%)
     797           Cabot Corp.                                               31,521
  10,281           Dow Chemical Co. (The)                                   419,362
   9,800           Du Pont (E.I.) de Nemours & Co.                          448,840
     898           Eastman Chemical Co.                                      54,706
   1,555           Hercules Inc.*                                            28,301
   1,632           Rohm & Haas Co.                                           84,570
                                                                       -------------
                                                                          1,067,300
                                                                       -------------
                   Chemicals: Specialty (0.5%)
   2,213           Air Products & Chemicals, Inc.                           154,180
     925           Airgas, Inc.                                              34,974
     490           Albemarle Corp.                                           31,865
     439           Arch Chemicals, Inc.                                      14,689
     784           Ashland Inc.                                              46,334
     324           Cambrex Corp.                                              7,582
   3,317           Chemtura Corp.                                            28,460
     538           Cytec Industries, Inc.                                    29,800
     505           FMC Corp.                                                 34,618
     689           Georgia Gulf Corp.                                        14,738
     114           Kronos Worldwide, Inc.                                     3,399
     809           Lubrizol Corp. (The)                                      36,405
   2,573           Lyondell Chemical Co.                                     66,049
     133           NL Industries, Inc.                                        1,476
     554           OM Group, Inc.*                                           31,578
   1,684           Polyone Corp.*                                            13,809
   3,465           Praxair, Inc.                                            208,766
     576           Schulman (A.), Inc.                                       13,945
     721           Sensient Technologies Corp.                               16,619
     695           Sigma-Aldrich Corp.                                       52,201
     288           Tronox Inc. (Class B)                                      3,767
     214           Valhi, Inc.                                                5,275
                                                                       -------------
                                                                            850,529
                                                                       -------------
                   Coal (0.2%)
   1,427           Arch Coal, Inc.                                           49,417
   2,007           CONSOL Energy, Inc.                                       71,028
     200           Foundation Coal Holdings, Inc.                             7,342
   1,111           Massey Energy Co.                                         28,053
   2,819           Peabody Energy Corp.                                     118,313
                                                                       -------------
                                                                            274,153
                                                                       -------------
                   Commercial Printing/Forms (0.1%)
     409           Banta Corp.                                               18,111
     659           Bowne & Co., Inc.                                         10,300
     721           Deluxe Corp.                                              16,345
   2,451           Donnelley (R.R.) & Sons Co.                               82,991
     447           Harland (John H.) Co.                                     18,278
     552           Standard Register Co.                                      7,469
                                                                       -------------
                                                                            153,494
                                                                       -------------
                   Computer Communications (1.2%)
   5,027           3Com Corp.*                                               24,431
   1,375           Adaptec, Inc.*                                             6,229
   5,189           Avaya Inc.*                                               66,471
     597           Avocent Corp.*                                            21,916
   3,314           Brocade Communications Systems, Inc.*                     26,877
  65,516           Cisco Systems, Inc.*                                   1,580,901
     528           Echelon Corp.*                                             4,451
   1,187           Emulex Corp.*                                             22,316
   2,862           Extreme Networks, Inc.*                                   10,876
     526           F5 Networks, Inc.*                                        34,816
     901           FalconStor Software, Inc.*                                 7,082
   4,052           Finisar Corp.*                                            14,101
   1,813           Foundry Networks, Inc.*                                   22,953
     539           Ixia*                                                      4,932
   6,188           Juniper Networks, Inc.*                                  106,557
   2,450           McDATA Corp. (Class A)*                                   13,892
   1,940           MRV Communications, Inc.*                                  6,635
     552           NETGEAR, Inc.*                                            14,794
   2,024           QLogic Corp.*                                             41,654
                                                                       -------------
                                                                          2,031,884
                                                                       -------------
                   Computer Peripherals (0.5%)
     608           Avid Technology, Inc.*                                    21,961
     809           Dot Hill Systems Corp.*                                    3,066
     768           Electronics for Imaging, Inc.*                            18,156
  25,202           EMC Corp.*                                               308,725
     453           Imation Corp.                                             20,734
   1,122           Lexmark International, Inc. (Class A)*                    71,348
   4,099           Network Appliance, Inc.*                                 149,614
   3,204           Quantum Corp. - DLT & Storage Systems*                     6,985
     257           SafeNet, Inc.*                                             5,500
   5,606           Seagate Technology (Cayman Islands)*                     126,583
   6,106           Seagate Technology (Escrow) (a)                                0
     417           Sonic Solutions*                                           6,730
   2,553           Western Digital Corp.*                                    46,669
     992           Zebra Technologies Corp. (Class A)*                       36,972
                                                                       -------------
                                                                            823,043
                                                                       -------------
                   Computer Processing Hardware (1.5%)
   9,039           Apple Computer, Inc.*                                    732,882
     338           Cray Inc.*                                                 3,125
  21,390           Dell Inc.*                                               520,419
  29,714           Hewlett-Packard Co.                                    1,151,120
   1,940           NCR Corp.*                                                80,549
   1,238           Palm, Inc.*                                               19,003
  37,258           Sun Microsystems, Inc.*                                  202,311
                                                                       -------------
                                                                          2,709,409
                                                                       -------------
                   Construction Materials (0.2%)
     553           AMCOL International Corp.                                 14,549
     685           Eagle Materials Inc.                                      25,140
     381           ElkCorp.                                                   9,571
     746           Florida Rock Industries, Inc.                             32,003
     534           Martin Marietta Materials, Inc.                           46,992
     412           Texas Industries, Inc.                                    25,585
     392           Trex Co., Inc.*                                           10,357
     472           USG Corp.*                                                23,076
     956           Vulcan Materials Co.                                      77,895
                                                                       -------------
                                                                            265,168
                                                                       -------------
                   Consumer Sundries (0.0%)
     658           American Greetings Corp. (Class A)                        15,733
     597           Blyth Industries, Inc.                                    14,280
     351           Central Garden & Pet Co.*                                 17,539
     507           Oakley, Inc.                                               9,420
     498           Yankee Candle Co., Inc. (The)                             16,857
                                                                       -------------
                                                                             73,829
                                                                       -------------
                   Containers/Packaging (0.3%)
     466           Aptargroup, Inc.                                          25,588
   1,170           Ball Corp.                                                48,660
   1,333           Bemis Company, Inc.                                       44,815
     543           Caraustar Industries, Inc.*                                5,881
   2,075           Crown Holdings, Inc.*                                     40,338
     240           Greif, Inc.                                               22,490
     644           Myers Industries, Inc.                                    11,669
   1,851           Owens-Illinois, Inc.*                                     30,727
   1,101           Packaging Corp. of America                                25,290
   1,687           Pactiv Corp.*                                             52,027
     681           Rock-Tenn Co. (Class A)                                   14,056
     899           Sealed Air Corp.                                          53,508
     370           Silgan Holdings, Inc.                                     15,307
   3,034           Smurfit-Stone Container Corp.*                            32,342
   1,197           Sonoco Products Co.                                       42,470
   1,226           Temple-Inland Inc.                                        48,353
                                                                       -------------
                                                                            513,521
                                                                       -------------
                   Contract Drilling (0.5%)
     721           Diamond Offshore Drilling, Inc.                           49,915
   1,648           ENSCO International Inc.                                  80,703
   2,590           GlobalSantaFe Corp.                                      134,421
   2,638           Grey Wolf, Inc.*                                          18,466
   1,288           Helmerich & Payne, Inc.                                   30,848
   3,303           Nabors Industries, Ltd. (Bermuda)*                       101,997
   1,437           Noble Corp. (Cayman Islands)                             100,734
   2,027           Patterson-UTI Energy, Inc.*                               47,026
   1,790           Pride International, Inc.*                                49,422
   1,330           Rowan Companies, Inc.                                     44,395
     869           Todco (Class A)                                           29,659
   3,477           Transocean Inc. (Cayman Islands)*                        252,222
                                                                       -------------
                                                                            939,808
                                                                       -------------
                   Data Processing Services (0.9%)
   1,073           Acxiom Corp.                                              26,557
   1,199           Affiliated Computer Services, Inc. (Class A)*             64,123
     741           Alliance Data Systems Corp.*                              44,994
   6,142           Automatic Data Processing, Inc.                          303,660
   1,623           BISYS Group, Inc. (The)*                                  17,918
   1,792           Ceridian Corp.*                                           42,237
     927           CheckFree Corp.*                                          36,598
   1,969           Computer Sciences Corp.*                                 104,062
   1,796           Convergys Corp.*                                          38,093
     787           CSG Systems International, Inc.*                          21,233
     675           DST Systems, Inc.*                                        41,708
     563           eFunds Corp.*                                             13,962
     524           Euronet Worldwide, Inc.*                                  15,573
     852           Fidelity National Information Services, Inc.              35,418
   8,139           First Data Corp.                                         197,371
   1,871           Fiserv, Inc.*                                             92,427
   1,009           Global Payments Inc.                                      44,103
     643           Hewitt Associates, Inc.*                                  16,094
     500           NeuStar, Inc. (Class A)*                                  14,610
   3,590           Paychex, Inc.                                            141,733
     672           Total System Services, Inc.                               16,182
     792           Tyler Technologies, Inc.*                                 11,238
   8,139           Western Union Co.                                        179,465
                                                                       -------------
                                                                          1,519,359
                                                                       -------------
                   Department Stores (0.4%)
     958           Dillard's, Inc. (Class A)                                 28,903
   5,925           Federated Department Stores, Inc.                        260,167
   3,274           Kohl's Corp.*                                            231,144
   2,176           Penney (J.C.) Co., Inc.                                  163,700
   1,705           Saks, Inc.*                                               32,975
                                                                       -------------
                                                                            716,889
                                                                       -------------
                   Discount Stores (1.4%)
     786           99 Cents Only Stores*                                      9,424
   1,714           Big Lots, Inc.*                                           36,131
     999           BJ's Wholesale Club, Inc.*                                28,621
   5,029           Costco Wholesale Corp.                                   268,448
   3,488           Dollar General Corp.                                      48,937
   1,361           Dollar Tree Stores, Inc.*                                 42,313
   1,681           Family Dollar Stores, Inc.                                49,505
     628           Fred's, Inc.                                               8,214
   1,039           Sears Holdings Corp.*                                    181,274
   8,406           Target Corp.                                             497,467
  27,512           Wal-Mart Stores, Inc.                                  1,355,791
                                                                       -------------
                                                                          2,526,125
                                                                       -------------
                   Drugstore Chains (0.4%)
   8,628           CVS Corp.                                                270,747
     364           Longs Drug Stores Corp.                                   15,667
   6,189           Rite Aid Corp.*                                           28,965
  10,780           Walgreen Co.                                             470,870
                                                                       -------------
                                                                            786,249
                                                                       -------------
                   Electric Utilities (3.0%)
   6,988           AES Corp. (The)*                                         153,666
   1,773           Allegheny Energy, Inc.*                                   76,292
     425           Allete Inc.                                               19,167
   1,334           Alliant Energy, Inc.                                      51,159
   2,243           Ameren Corp.                                             121,346
   4,194           American Electric Power Co., Inc.                        173,757
   3,662           Aquila, Inc.*                                             16,809
     796           Avista Corp.                                              20,489
     533           Black Hills Corp.                                         18,394
   3,260           CenterPoint Energy, Inc.                                  50,465
     308           CH Energy Group, Inc.                                     16,022
     812           Cleco Corp.                                               20,868
   2,644           CMS Energy Corp.*                                         39,369
   2,614           Consolidated Edison, Inc.                                126,387
   1,992           Constellation Energy Group, Inc.                         124,301
   3,700           Dominion Resources, Inc.                                 299,663
   1,391           DPL, Inc.                                                 39,950
   1,968           DTE Energy Co.                                            89,406
  12,831           Duke Energy Corp.                                        405,973
   1,259           Duquesne Light Holdings Co.                               24,966
   3,188           Edison International                                     141,675
     822           El Paso Electric Co.*                                     19,202
     445           Empire District Electric Co. (The)                        10,564
   1,775           Energy East Corp.                                         43,150
   2,192           Entergy Corp.                                            188,139
   7,142           Exelon Corp.                                             442,661
   3,513           FirstEnergy Corp.                                        206,740
   4,050           FPL Group, Inc.                                          206,550
   1,043           Great Plains Energy Inc.                                  33,939
   1,153           Hawaiian Electric Industries, Inc.                        32,307
     519           IDACORP, Inc.                                             20,464
     350           MGE Energy Inc.                                           11,970
   3,196           Mirant Corp.*                                             94,506
   1,799           Northeast Utilities                                       44,993
   1,022           NRG Energy, Inc.*                                         49,209
   1,302           NSTAR                                                     45,297
     993           OGE Energy Corp.                                          38,310
     422           Otter Tail Power Co.                                      12,635
   2,110           Pepco Holdings, Inc.                                      53,636
   3,678           PG&E Corp.                                               158,669
   1,166           Pinnacle West Capital Corp.                               55,746
     980           PNM Resources Inc.                                        27,597
   4,049           PPL Corp.                                                139,771
   2,681           Progress Energy, Inc.                                    123,326
   2,651           Public Service Enterprise Group                          161,844
   1,526           Puget Energy, Inc.                                        36,441
   3,591           Reliant Energy, Inc.*                                     45,534
   1,270           SCANA Corp.                                               50,749
   1,583           Sierra Pacific Resources*                                 23,998
   7,913           Southern Co. (The)                                       288,033
   2,348           TECO Energy, Inc.                                         38,719
   4,865           TXU Corp.                                                307,127
     380           UIL Holdings Corp.                                        15,105
     425           UniSource Energy Corp.                                    15,122
   1,227           Westar Energy, Inc.                                       31,068
   1,299           Wisconsin Energy Corp.                                    59,676
     634           WPS Resources Corp.                                       33,735
   4,506           Xcel Energy, Inc.                                         99,447
                                                                       -------------
                                                                          5,296,103
                                                                       -------------
                   Electrical Products (0.5%)
     700           Acuity Brands, Inc.                                       34,678
   2,114           American Power Conversion Corp.                           63,906
     527           Baldor Electric Co.                                       16,906
     563           Belden CDT Inc.                                           20,381
     499           C&D Technologies, Inc.                                     2,475
   1,044           Cooper Industries Ltd. (Class A) (Bermuda)                93,386
   4,375           Emerson Electric Co.                                     369,250
     683           Energizer Holdings, Inc.*                                 53,376
     507           Energy Conversion Devices, Inc.*                          18,653
     273           Franklin Electric Co., Inc.                               14,726
     399           Genlyte Group Inc. (The)*                                 30,827
     366           Greatbatch, Inc.                                           8,231
     671           Hubbell, Inc. (Class B)*                                  33,228
     426           Littelfuse, Inc.*                                         14,424
   1,473           Molex Inc.                                                51,408
   1,898           Power-One, Inc.*                                          12,982
     634           Spectrum Brands, Inc.*                                     6,162
     786           Thomas & Betts Corp.*                                     40,503
                                                                       -------------
                                                                            885,502
                                                                       -------------
                   Electronic Components (0.3%)
   1,039           Amphenol Corp. (Class A)                                  70,548
     928           AVX Corp.                                                 14,625
     778           Benchmark Electronics, Inc.*                              20,656
   1,089           Cree, Inc.*                                               23,947
     675           CTS Corp.                                                  9,531
     428           Hutchinson Technology Inc.*                                9,908
   1,966           Jabil Circuit, Inc.                                       56,444
   1,586           Kemet Corp.*                                              11,657
   1,357           Kopin Corp.*                                               4,844
   1,698           MEMC Electronic Materials, Inc.*                          60,279
     696           Methode Electronics, Inc.                                  7,705
     682           OmniVision Technologies, Inc.*                            11,198
     386           Park Electrochemical Corp.                                11,858
     572           Plexus Corp.*                                             12,538
   2,062           SanDisk Corp.*                                            99,182
   7,276           Sanmina-SCI Corp.*                                        28,740
  11,635           Solectron Corp.*                                          38,861
     126           Superconductor Technologies Inc.*                            301
     607           Technitrol, Inc.                                          15,309
     783           TTM Technologies, Inc.*                                    9,513
     307           Vicor Corp.                                                3,653
   2,265           Vishay Intertechnology, Inc.*                             30,555
                                                                       -------------
                                                                            551,852
                                                                       -------------
                   Electronic Distributors (0.1%)
     519           Anixter International, Inc.                               31,015
   1,355           Arrow Electronics, Inc.*                                  40,447
   1,628           Avnet, Inc.*                                              38,551
     775           CDW Corp.                                                 50,894
   1,696           Ingram Micro Inc. (Class A)*                              34,955
   2,228           Safeguard Scientifics, Inc.*                               5,436
     478           ScanSource, Inc.*                                         15,004
     850           Tech Data Corp.*                                          33,448
                                                                       -------------
                                                                            249,750
                                                                       -------------
                   Electronic Equipment/Instruments (0.5%)
   4,686           Agilent Technologies, Inc.*                              166,822
     640           Checkpoint Systems, Inc.*                                 11,654
     588           Coherent, Inc.*                                           18,951
     810           Diebold, Inc.                                             35,381
     243           Dionex Corp.*                                             13,219
     267           DTS, Inc.                                                  5,711
     682           Intermec Inc.                                             15,413
     400           Itron, Inc.*                                              21,776
   2,354           JDS Uniphase Corp.                                        34,204
     508           Kronos, Inc.*                                             17,221
     413           Mercury Computer Systems, Inc.*                            5,088
     478           Mine Safety Appliances Co.                                18,078
     757           National Instruments Corp.                                23,603
     605           Newport Corp.*                                            13,080
     762           Paxar Corp.*                                              15,255
   1,752           Rockwell Automation, Inc.                                108,624
     525           SeaChange International, Inc.*                             4,405
   3,142           Symbol Technologies, Inc.                                 46,910
   1,184           Tektronix, Inc.                                           35,958
   1,758           Thermo Electron Corp.*                                    75,365
   9,783           Xerox Corp.*                                             166,311
                                                                       -------------
                                                                            853,029
                                                                       -------------
                   Electronic Production Equipment (0.6%)
     630           Advanced Energy Industries, Inc.*                          9,904
   1,502           Amkor Technology, Inc.*                                   10,379
  16,901           Applied Materials, Inc.                                  293,908
     766           Asyst Technologies, Inc.*                                  5,691
     560           ATMI, Inc.*                                               17,746
   1,831           Axcelis Technologies, Inc.*                               12,634
   1,290           Brooks Automation Inc.*                                   18,318
   3,169           Cadence Design Systems, Inc.*                             56,598
     685           Cognex Corp.                                              15,776
     414           Cohu, Inc.                                                 8,189
   1,232           Credence Systems Corp.*                                    3,967
     499           Cymer, Inc.*                                              23,119
     544           Electro Scientific Industries, Inc.*                      10,853
   1,687           Entegris Inc.*                                            18,911
     427           FEI Co.*                                                   9,761
     477           FormFactor Inc.*                                          18,212
   2,125           KLA-Tencor Corp.                                         104,486
     977           Kulicke & Soffa Industries, Inc.*                          8,773
   1,538           Lam Research Corp.*                                       76,054
     967           LTX Corp.*                                                 4,516
     878           Mattson Technology, Inc.*                                  8,587
   1,457           Mentor Graphics Corp.*                                    24,580
     588           MKS Instruments, Inc.*                                    12,730
   1,404           Novellus Systems, Inc.*                                   38,821
     316           Photon Dynamics, Inc.*                                     3,751
     525           Photronics, Inc.*                                          7,345
   1,877           Synopsys, Inc.*                                           42,251
   2,445           Teradyne, Inc.*                                           34,279
     736           Tessera Technologies, Inc.*                               25,694
     446           Ultratech Stepper, Inc.*                                   6,373
     783           Varian Semiconductor Equipment Associates, Inc.*          28,572
     319           Veeco Instruments, Inc.*                                   5,962
                                                                       -------------
                                                                            966,740
                                                                       -------------
                   Electronics/Appliance Stores (0.2%)
   4,232           Best Buy Co., Inc.                                       233,818
     683           Blockbuster, Inc. (Class A)                                2,677
   2,030           Circuit City Stores - Circuit City Group                  54,769
     658           Movie Gallery, Inc.                                        1,461
   1,823           RadioShack Corp.                                          32,522
                                                                       -------------
                                                                            325,247
                                                                       -------------
                   Electronics/Appliances (0.1%)
   3,239           Eastman Kodak Co.                                         79,032
     685           Harman International Industries, Inc.                     70,110
     551           Helen of Troy Ltd.*                                       13,560
     865           Whirlpool Corp.                                           75,194
                                                                       -------------
                                                                            237,896
                                                                       -------------
                   Engineering & Construction (0.2%)
     486           Dycom Industries, Inc.*                                   11,329
     484           EMCOR Group, Inc.*                                        28,629
     925           Fluor Corp.                                               72,548
     600           Foster Wheeler Ltd. (Bermuda)                             26,970
     531           Granite Construction Inc.                                 27,665
     516           Insituform Technologies, Inc. (Class A)*                  12,059
     658           Jacobs Engineering Group, Inc.*                           49,705
   1,154           McDermott International, Inc. (Panama)*                   51,584
   1,531           Quanta Services, Inc.*                                    28,017
   1,037           Shaw Group Inc. (The)*                                    27,543
     636           URS Corp.*                                                25,701
                                                                       -------------
                                                                            361,750
                                                                       -------------
                   Environmental Services (0.2%)
   2,952           Allied Waste Industries, Inc.*                            35,867
   1,475           Newpark Resources, Inc.*                                   8,673
   1,351           Republic Services, Inc.                                   55,405
   1,043           Tetra Tech, Inc.*                                         18,962
     665           Waste Connections, Inc.*                                  27,059
   5,878           Waste Management, Inc.                                   220,307
                                                                       -------------
                                                                            366,273
                                                                       -------------
                   Finance/Rental/Leasing (1.3%)
     144           Amerco*                                                   13,208
   1,470           AmeriCredit Corp.*                                        37,588
   3,190           Capital One Financial Corp.                              253,063
   1,373           CapitalSource, Inc.                                       38,087
     504           Cash American International, Inc.                         20,830
     806           CharterMac L.P.                                           16,402
   2,128           CIT Group, Inc.                                          110,762
     299           CompuCredit Corp.*                                        10,393
   6,473           Countrywide Financial Corp.                              246,751
     281           Dollar Thrifty Automotive Group, Inc.*                    11,285
   1,578           Doral Financial Corp. (Puerto Rico)                        7,259
  10,310           Fannie Mae                                               610,971
     543           Financial Federal Corp.                                   14,943
   7,357           Freddie Mac                                              507,559
     959           Fremont General Corp.                                     13,934
     601           GATX Corp.                                                26,186
     124           Great Lakes Bancorp, Inc.*                                 1,879
     801           IndyMac Bancorp,  Inc.                                    36,405
     488           Mastercard Inc. Class A*                                  36,161
     506           NCO Group, Inc.*                                          13,642
     477           Ocwen Financial Corp.*                                     7,465
     700           PHH Corp.                                                 19,320
     842           Rent-A-Center, Inc.*                                      24,216
     671           Ryder System, Inc.                                        35,328
   4,398           SLM Corp.                                                214,095
      71           Student Loan Corp. (The)                                  14,697
     947           United Rentals, Inc.*                                     22,434
                                                                       -------------
                                                                          2,364,863
                                                                       -------------
                   Financial Conglomerates (3.4%)
  11,763           American Express Co.                                     680,019
  52,954           Citigroup, Inc.                                        2,656,173
   1,728           Conseco Inc.*                                             35,148
  37,011           JPMorgan Chase & Co.                                   1,755,802
   1,969           Leucadia National Corp.                                   51,923
     468           National Financial Partners Corp.                         18,439
   2,984           Principal Financial Group, Inc.                          168,566
   5,263           Prudential Financial, Inc.                               404,883
   3,545           State Street Corp.                                       227,695
      25           Wesco Financial Corp.                                     11,985
                                                                       -------------
                                                                          6,010,633
                                                                       -------------
                   Financial Publishing/Services (0.4%)
     365           Advent Software, Inc.*                                    13,512
     709           Dun & Bradstreet Corp.*                                   54,763
   1,491           Equifax, Inc.                                             56,703
     553           FactSet Research Systems Inc.                             28,148
     632           Interactive Data Corp.*                                   14,435
   3,811           McGraw-Hill Companies, Inc. (The)                        244,552
   2,637           Moody's Corp.                                            174,833
     872           SEI Investments Co.                                       49,076
      21           Value Line, Inc.                                           1,122
                                                                       -------------
                                                                            637,144
                                                                       -------------
                   Food Distributors (0.2%)
     583           Performance Food Group Co.*                               16,948
   6,607           SYSCO Corp.                                              231,113
     539           United Natural Foods, Inc.*                               18,811
                                                                       -------------
                                                                            266,872
                                                                       -------------
                   Food Retail (0.3%)
     771           Casey's General Stores, Inc.                              18,712
   7,225           Kroger Co. (The)                                         162,490
     624           Ruddick Corp.                                             17,597
   4,754           Safeway Inc.                                             139,577
   2,264           SUPERVALU, Inc.                                           75,618
     137           Weis Markets, Inc.                                         5,562
   1,477           Whole Foods Market, Inc.                                  94,292
     584           Wild Oats Markets, Inc.*                                  10,500
                                                                       -------------
                                                                            524,348
                                                                       -------------
                   Food: Major Diversified (0.6%)
   2,721           Campbell Soup Co.                                        101,711
   5,527           ConAgra Foods, Inc.                                      144,531
   2,759           Del Monte Foods Co.*                                      29,770
   3,785           General Mills, Inc.                                      215,064
   3,404           Heinz (H.J.) Co.                                         143,513
   2,679           Kellogg Co.                                              134,780
   2,873           Kraft Foods Inc. (Class A)                                98,831
   8,097           Sara Lee Corp.                                           138,459
     525           TreeHouse Foods, Inc.*                                    13,314
                                                                       -------------
                                                                          1,019,973
                                                                       -------------
                   Food: Meat/Fish/Dairy (0.1%)
   1,484           Dean Foods Co.*                                           62,165
     880           Hormel Foods Corp.                                        31,777
     537           Pilgrim's Pride Corp. (Class B)                           13,414
     379           Sanderson Farms, Inc.                                     10,055
   1,161           Smithfield Foods, Inc.*                                   31,208
   2,812           Tyson Foods, Inc. (Class A)                               40,633
                                                                       -------------
                                                                            189,252
                                                                       -------------
                   Food: Specialty/Candy (0.3%)
     340           American Italian Pasta Co. (Class A)                       2,547
     779           Chiquita Brands International, Inc.                       10,672
     104           Farmer Brothers Co.                                        2,346
     807           Flowers Foods Inc.                                        21,926
     448           Fresh Del Monte Produce, Inc.                              6,984
     490           Hain Celestial Group, Inc.*                               13,833
   1,779           Hershey Foods Co. (The)                                   94,127
     454           Lancaster Colony Corp.                                    18,410
     567           Lance, Inc.                                               11,068
   1,377           McCormick & Co., Inc. (Non-Voting)                        51,500
     995           NBTY, Inc.*                                               27,681
     355           Ralcorp Holdings, Inc.*                                   17,555
     733           Smucker (J.M.) Co.                                        35,917
     442           Tootsie Roll Industries, Inc.                             14,047
     795           Topps Co., Inc. (The)                                      6,940
   2,523           Wrigley (Wm.) Jr. Co.                                    131,070
                                                                       -------------
                                                                            466,623
                                                                       -------------
                   Forest Products (0.1%)
   1,401           Louisiana-Pacific Corp.                                   27,712
     346           Universal Forest Products, Inc.                           15,701
   2,555           Weyerhaeuser Co.                                         162,472
                                                                       -------------
                                                                            205,885
                                                                       -------------
                   Gas Distributors (0.6%)
     973           AGL Resources, Inc.                                       36,487
   1,159           Atmos Energy Corp.                                        35,616
   4,538           Dynegy, Inc. (Class A)*                                   27,591
     843           Energen Corp.                                             36,097
     500           Energy Transfer Partners LP                               24,470
   1,320           Equitable Resources, Inc.                                 53,486
   1,903           KeySpan Corp.                                             77,224
     372           Laclede Group, Inc. (The)                                 13,254
   2,036           MDU Resources Group, Inc.                                 52,284
     947           National Fuel Gas Co.                                     35,418
     336           New Jersey Resources Corp.                                17,425
     632           Nicor Inc.                                                29,047
   3,047           NiSource, Inc.                                            70,904
     502           Northwest Natural Gas Co.                                 20,768
   1,189           ONEOK, Inc.                                               49,498
     465           Peoples Energy Corp.                                      20,316
   1,033           Piedmont Natural Gas Co., Inc.                            27,891
     954           Questar Corp.                                             77,732
   2,440           Sempra Energy                                            129,418
     490           South Jersey Industries, Inc.                             15,156
   1,375           Southern Union Co.*                                       38,060
     642           Southwest Gas Corp.                                       23,035
   1,353           UGI Corp.                                                 35,855
   1,113           Vectren Corp.                                             32,344
     698           WGL Holdings Inc.                                         22,650
                                                                       -------------
                                                                          1,002,026
                                                                       -------------
                   Home Building (0.3%)
     573           Beazer Homes USA Inc.                                     24,834
     219           Brookfield Homes Corp.                                     7,107
     132           Cavco Industries, Inc.*                                    4,433
   1,279           Centex Corp.                                              66,892
   1,119           Champion Enterprises, Inc.*                               10,362
   3,080           D.R. Horton, Inc.                                         72,164
     502           Hovnanian Enterprises, Inc.*                              15,487
     969           KB Home                                                   43,547
   1,518           Lennar Corp. (Class A)                                    72,075
     291           Levitt Corp. (Class A)                                     3,745
     472           M.D.C. Holdings, Inc.                                     23,534
     188           M/I Homes, Inc.                                            6,753
     360           Meritage Homes Corp.*                                     16,481
      75           NVR, Inc.*                                                42,113
     446           Palm Harbor Homes, Inc.*                                   6,257
   2,405           Pulte Homes, Inc.                                         74,531
     694           Ryland Group, Inc. (The)                                  31,875
     974           Standard Pacific Corp.                                    23,600
     261           Technical Olympic USA, Inc.                                2,897
   1,424           Toll Brothers, Inc.*                                      41,168
     632           WCI Communities, Inc.*                                    10,188
                                                                       -------------
                                                                            600,043
                                                                       -------------
                   Home Furnishings (0.2%)
     383           Ethan Allen Interiors, Inc.                               13,642
     816           Furniture Brands International, Inc.                      15,178
     639           Jarden Corp.*                                             22,991
     864           La-Z-Boy, Inc.                                            10,584
   2,236           Leggett & Platt, Inc.                                     52,211
     265           Libbey, Inc.                                               3,048
     628           Mohawk Industries, Inc.*                                  45,656
   3,105           Newell Rubbermaid, Inc.                                   89,362
     969           Select Comfort Corp.*                                     20,717
                                                                       -------------
                                                                            273,389
                                                                       -------------
                   Home Improvement Chains (0.8%)
   1,572           Fastenal Co.                                              63,257
  22,018           Home Depot, Inc. (The)                                   821,932
  16,364           Lowe's Companies, Inc.                                   493,211
   1,227           Sherwin-Williams Co.                                      72,675
                                                                       -------------
                                                                          1,451,075
                                                                       -------------
                   Hospital/Nursing Management (0.3%)
     475           Amsurg Corp.*                                              9,984
   1,069           Community Health Systems Inc.*                            34,689
   4,122           HCA, Inc.                                                208,243
   2,741           Health Management Associates, Inc. (Class A)              53,998
     438           Kindred Healthcare, Inc.*                                 11,826
     751           LifePoint Hospitals, Inc.*                                26,661
     936           Manor Care, Inc.                                          44,919
     600           Psychiatric Solutions, Inc.                               19,920
     732           Sunrise Senior Living, Inc.*                              22,846
   5,482           Tenet Healthcare Corp.*                                   38,703
   1,024           Triad Hospitals, Inc.*                                    37,919
     581           United Surgical Partners International, Inc.*             14,420
     602           Universal Health Services, Inc. (Class B)                 31,876
                                                                       -------------
                                                                            556,004
                                                                       -------------
                   Hotels/Resorts/Cruiselines (0.5%)
   4,553           Carnival Corp (Panama)                                   222,277
     511           Choice Hotels International, Inc.                         21,421
     567           Gaylord Entertainment Co.*                                26,388
   3,850           Hilton Hotels Corp.                                      111,342
     576           Marcus Corp. (The)                                        14,394
   3,849           Marriott International, Inc. (Class A)                   160,773
   1,975           Royal Caribbean Cruises Ltd. (Liberia)                    79,987
   2,295           Starwood Hotels & Resorts Worldwide, Inc.                137,103
     542           Vail Resorts, Inc.*                                       20,948
   2,131           Wyndham Worldwide Corp.                                   62,865
                                                                       -------------
                                                                            857,498
                                                                       -------------
                   Household/Personal Care (1.9%)
   1,001           Alberto-Culver Co.                                        50,861
   4,798           Avon Products, Inc.                                      145,907
     908           Church & Dwight Co., Inc.                                 36,838
   1,632           Clorox Co. (The)                                         105,362
   5,517           Colgate-Palmolive Co.                                    352,922
   1,395           Estee Lauder Companies, Inc. (The) (Class A)              56,344
   1,068           International Flavors & Fragrances, Inc.                  45,369
   4,912           Kimberly-Clark Corp.                                     326,746
     911           Nu Skin Enterprises,  Inc. (Class A)                      17,418
     523           Playtex Products, Inc.*                                    7,291
  35,037           Procter & Gamble Co. (The)                             2,220,995
                                                                       -------------
                                                                          3,366,053
                                                                       -------------
                   Industrial Conglomerates (3.8%)
   7,374           3M Co.                                                   581,366
   2,566           Danaher Corp.                                            184,162
 110,765           General Electric Co.**                                 3,888,959
   8,066           Honeywell International, Inc.                            339,740
   3,524           Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)              129,366
   2,018           ITT Corp.                                                109,759
     659           SPX Corp.                                                 37,906
   1,171           Textron, Inc.                                            106,479
  21,559           Tyco International Ltd. (Bermuda)                        634,481
   9,932           United Technologies Corp.                                652,731
     489           Walter Industries, Inc.                                   22,734
                                                                       -------------
                                                                          6,687,683
                                                                       -------------
                   Industrial Machinery (0.4%)
     358           Actuant Corp. (Class A)                                   18,380
     722           Flowserve Corp.*                                          38,266
     769           FuelCell Energy, Inc.*                                     5,091
     817           Graco Inc.                                                33,301
     668           IDEX Corp.                                                31,329
   5,192           Illinois Tool Works Inc.                                 248,853
     534           Kennametal Inc.                                           32,953
     518           Lincoln Electric Holdings, Inc.                           31,852
     467           Nordson Corp.                                             21,505
   1,274           Parker Hannifin Corp.                                    106,545
     489           Regal-Beloit Corp.                                        24,181
   1,050           Roper Industries, Inc.                                    50,243
     377           Tecumseh Products Co. (Class A)                            6,334
     303           Watts Water Technologies, Inc. (Class A)                  11,278
     462           Woodward Governor Co.                                     16,498
                                                                       -------------
                                                                            676,609
                                                                       -------------
                   Industrial Specialties (0.3%)
     719           Buckeye Technologies Inc.*                                 7,470
     407           Cabot Microelectronics Corp.*                             11,620
   1,045           Donaldson Co., Inc.                                       39,240
   1,941           Ecolab Inc.                                               88,024
   1,013           Evergreen Energy, Inc.                                    13,017
     689           Ferro Corp.                                               13,587
     920           Fuller (H.B.) Co.                                         22,807
   1,306           GrafTech International Ltd..*                              7,901
     543           Headwaters Inc.*                                          13,439
     417           MacDermid, Inc.                                           13,949
     331           Minerals Technologies, Inc.                               18,258
   1,762           PPG Industries, Inc.                                     120,521
     315           Rogers Corp.*                                             22,041
   1,564           RPM International, Inc.                                   29,951
     651           Spartech Corp.                                            17,837
     611           Symyx Technologies, Inc.*                                 15,000
   1,350           Valspar Corp. (The)                                       36,167
     325           WD-40 Co.                                                 11,047
                                                                       -------------
                                                                            501,876
                                                                       -------------
                   Information Technology Services (1.3%)
   6,041           Accenture Ltd. (Class A) (Bermuda)                       198,809
   2,687           BearingPoint, Inc.*                                       22,383
     288           Black Box Corp.                                           12,842
     413           CACI International Inc. (Class A)*                        23,764
   1,236           CIBER, Inc.*                                               8,467
   1,994           Citrix Systems, Inc.*                                     58,883
   1,538           Cognizant Technology Solutions Corp. (Class A)*          115,781
   5,556           Electronic Data Systems Corp.                            140,733
     857           Epicor Software Corp.*                                    12,024
   1,094           Henry (Jack) & Associates, Inc.                           23,838
     454           Intergraph Corp.*                                         19,835
  16,515           International Business Machines Corp.                  1,524,830
     557           JDA Software Group, Inc.*                                  8,193
     932           Keane, Inc.*                                              10,802
   7,819           Level 3 Communications, Inc.*                             41,363
     320           ManTech International Corp. (Class A)*                    10,899
     543           MICROS Systems, Inc.*                                     26,976
     994           Perot Systems Corp. (Class A)*                            14,662
     639           QAD, Inc.                                                  5,278
   1,318           Sapient Corp.*                                             7,183
     275           SRA International, Inc. (Class A)*                         8,814
     120           Syntel, Inc.                                               3,006
   4,764           Unisys Corp.*                                             31,157
     282           Verint Systems Inc.*                                       9,233
   1,458           Wind River Systems, Inc.*                                 16,009
                                                                       -------------
                                                                          2,355,764
                                                                       -------------
                   Insurance Brokers/Services (0.2%)
   3,039           AON Corp.                                                105,727
   1,401           Brown & Brown, Inc.                                       40,993
   1,090           ChoicePoint, Inc.*                                        39,665
     948           Crawford & Co. (Class B)                                   7,205
   1,328           Gallagher (Arthur J.) & Co.                               36,985
     521           Hilb, Rogal & Hobbs Co.                                   20,798
   5,946           Marsh & McLennan Companies, Inc.                         175,050
                                                                       -------------
                                                                            426,423
                                                                       -------------
                   Integrated Oil (4.3%)
  24,000           Chevron Corp.                                          1,612,800
     992           Cimarex Energy Co.*                                       35,732
  16,416           ConocoPhillips                                           988,900
  65,045           Exxon Mobil Corp.                                      4,645,514
   2,693           Hess Corp.                                               114,183
   1,885           Murphy Oil Corp.                                          88,897
                                                                       -------------
                                                                          7,486,026
                                                                       -------------
                   Internet Retail (0.1%)
   3,222           Amazon.com, Inc.*                                        122,726
   1,364           Drugstore.com, Inc.*                                       5,060
     719           Gamestop Corp (Class A)*                                  36,712
   2,768           IAC/InterActiveCorp*                                      85,753
     436           Netflix Inc.*                                             12,060
                                                                       -------------
                                                                            262,311
                                                                       -------------
                   Internet Software/Services (1.1%)
   1,002           Agile Software Corp.*                                      6,753
   1,640           Akamai Technologies, Inc.*                                76,850
   1,012           Ariba, Inc.*                                               7,641
   4,468           BEA Systems, Inc.*                                        72,694
   1,727           Borland Software Corp.*                                    9,533
   8,825           CMGI Inc.*                                                12,355
   1,848           CNET Networks, Inc.*                                      16,521
     390           Digital Insight Corp.*                                    12,004
     600           Digital River, Inc.*                                      34,710
   1,146           Digitas Inc.*                                             12,102
   2,016           Earthlink, Inc.*                                          14,152
   2,101           Google, Inc. (Class A)*                                1,000,895
     282           GSI Commerce, Inc.*                                        5,084
     393           Internap Network Services Corp.*                           6,477
     603           J2 Global Communications, Inc.*                           16,546
     897           Lionbridge Technologies, Inc.*                             6,073
     141           MicroStrategy Inc. (Class A)*                             16,828
   1,137           NIC Inc.*                                                  5,492
   1,181           Openwave Systems, Inc.*                                   10,192
     620           Packeteer, Inc.*                                           6,950
     698           Progress Software Corp.*                                  20,095
   1,711           RealNetworks, Inc.*                                       18,787
   1,369           S1 Corp.*                                                  6,763
     627           Secure Computing Corp.*                                    4,502
   1,321           SonicWALL, Inc.*                                          13,871
     670           Supportsoft, Inc.*                                         3,424
   1,194           United Online, Inc.*                                      16,143
   2,849           VeriSign, Inc.*                                           58,917
     685           Vignette Corporation*                                     11,166
     520           WebEx Communications, Inc.*                               19,994
   1,016           webMethods, Inc.*                                          7,640
     658           Websense, Inc.*                                           18,009
  14,174           Yahoo!, Inc.*                                            373,343
                                                                       -------------
                                                                          1,922,506
                                                                       -------------
                   Investment Banks/Brokers (2.4%)
   2,306           Ameriprise Financial, Inc.                               118,759
   1,232           Bear Stearns Companies, Inc. (The)                       186,463
     200           CBOT Holdings, Inc. - Class A                             29,680
     331           Chicago Mercantile Exchange Holdings, Inc.               165,831
   4,577           E*TRADE Group, Inc.*                                     106,553
     873           Edwards (A.G.), Inc.                                      49,805
     590           eSPEED, Inc (Class A)*                                     5,817
   3,929           Goldman Sachs Group, Inc. (The)                          745,685
     589           Investment Technology Group, Inc.*                        27,506
   1,311           Jefferies Group, Inc.                                     37,665
   1,413           Knight Capital Group, Inc.*                               26,352
   1,355           LaBranche & Co., Inc.*                                    12,019
     237           Ladenburg Thalmann Finl Svcs Inc*                            315
   5,760           Lehman Brothers Holdings Inc.                            448,358
   9,760           Merrill Lynch & Co., Inc.                                853,219
  12,534           Morgan Stanley                                           957,974
     868           Nasdaq Stock Market Inc.*                                 31,014
     488           NYSE Group Inc.*                                          36,107
   1,210           Raymond James Financial, Inc.                             38,551
  11,267           Schwab (Charles) Corp. (The)                             205,285
   3,515           TD AmeriTrade Holding Corp.                               57,892
     802           Tradestation Group Inc.*                                  12,551
                                                                       -------------
                                                                          4,153,401
                                                                       -------------
                   Investment Managers (0.5%)
     384           Affiliated Managers Group, Inc.*                          38,454
     362           AllianceBernstein Holding LP                              28,127
     144           BlackRock, Inc. (Class A)                                 21,721
   1,594           Eaton Vance Corp. (Non-Voting)                            49,478
   1,186           Federated Investors, Inc. (Class B)                       40,668
   1,892           Franklin Resources, Inc.                                 215,612
     792           Investors Financial Services Corp.                        31,141
   2,335           Janus Capital Group, Inc.                                 46,887
   1,295           Legg Mason, Inc.                                         116,576
   4,405           Mellon Financial Corp.                                   170,914
     800           Nuveen Investments (Class A)                              39,440
   2,808           Price (T.) Rowe Group, Inc.                              132,846
   1,184           Waddell & Reed Financial, Inc. (Class A)                  30,192
                                                                       -------------
                                                                            962,056
                                                                       -------------
                   Investment Trusts/Mutual Funds (0.0%)
     244           BP Prudhoe Bay Royalty Trust                              17,653
      28           Cross Timbers Royalty Trust                                1,369
                                                                       -------------
                                                                             19,022
                                                                       -------------
                   Life/Health Insurance (0.7%)
   5,355           AFLAC, Inc.                                              240,547
     181           American National Insurance Co.                           20,996
     469           AmerUs Group Co.                                          32,117
     779           Citizens, Inc.*                                            4,962
     513           Delphi Financial Group, Inc. (Class A)                    20,135
     222           FBL Financial Group, Inc. (Class A)                        7,848
   4,826           Genworth Financial Inc. (Class A)                        161,381
     175           Great American Financial Resources, Inc.                   4,044
      67           Kansas City Life Insurance Co.                             3,749
   2,992           Lincoln National Corp.                                   189,424
   4,707           MetLife, Inc.                                            268,911
      65           National Western Life Insurance Co. (Class A)             15,590
   1,479           Phoenix Companies Ltd.                                    23,427
     261           Presidential Life Corp.                                    6,160
     839           Protective Life Corp.                                     37,126
     351           Reinsurance Group of America, Inc.                        19,796
     682           StanCorp Financial Group, Inc.                            31,161
   1,069           Torchmark Corp.                                           65,936
     514           Universal American Financial Corp.*                        9,555
   3,370           UnumProvident Corp.                                       66,659
                                                                       -------------
                                                                          1,229,524
                                                                       -------------
                   Major Banks (4.0%)
  48,611           Bank of America Corp.                                  2,618,675
   8,116           Bank of New York Co., Inc. (The)                         278,947
   5,859           BB&T Corp.                                               254,984
   1,819           Comerica, Inc.                                           105,848
   2,652           Huntington Bancshares, Inc.                               64,735
   4,337           KeyCorp                                                  161,076
   6,082           National City Corp.                                      226,555
   3,142           PNC Financial Services Group                             220,034
   2,828           Popular, Inc.                                             51,441
   4,865           Regions Financial Corp.                                  184,627
   3,844           SunTrust Banks, Inc.                                     303,638
   1,404           TD Banknorth, Inc.                                        41,530
     679           UnionBanCal Corp.                                         39,097
  20,561           Wachovia Corp.                                         1,141,136
  35,625           Wells Fargo & Co.                                      1,292,831
                                                                       -------------
                                                                          6,985,154
                                                                       -------------
                   Major Telecommunications (2.5%)
   4,132           ALLTEL Corp.                                             220,277
  41,829           AT&T Inc.                                              1,432,643
  19,512           BellSouth Corp.                                          879,991
   3,850           Cincinnati Bell Inc.*                                     18,056
   1,625           Embarq Corp.                                              78,569
   1,276           Primus Telecommunications Group, Inc.*                       689
  31,607           Sprint Nextel Corp.                                      590,735
  31,196           Verizon Communications, Inc.                           1,154,252
                                                                       -------------
                                                                          4,375,212
                                                                       -------------
                   Managed Health Care (1.2%)
   6,093           Aetna, Inc.                                              251,153
     798           AMERIGROUP Corp.*                                         23,908
   4,791           Caremark Rx, Inc.                                        235,861
     766           Centene Corp.*                                            18,070
   1,275           CIGNA Corp.                                              149,149
   1,782           Coventry Health Care, Inc.*                               83,665
   1,264           Health Net Inc.*                                          52,469
   1,762           Humana, Inc.*                                            105,720
     621           Sierra Health Services, Inc.*                             21,263
  14,348           UnitedHealth Group Inc.                                  699,895
     200           Wellcare Health Plans Inc.*                               11,750
   6,790           WellPoint Inc.*                                          518,213
                                                                       -------------
                                                                          2,171,116
                                                                       -------------
                   Marine Shipping (0.1%)
     603           Alexander & Baldwin, Inc.                                 27,756
     334           General Maritime Corp.                                    12,204
     642           Kirby Corp.*                                              22,489
     998           OMI Corp. (Class A)                                       22,275
     391           Overseas Shipholding Group, Inc.                          24,457
     600           Teekay Shipping Corp.                                     24,666
     733           Tidewater, Inc.                                           36,452
                                                                       -------------
                                                                            170,299
                                                                       -------------
                   Media Conglomerates (1.7%)
   7,294           CBS Corp. (Class B)                                      211,088
   3,275           Discovery Holding Company (Class A)*                      48,601
  21,924           Disney (Walt) Co. (The)                                  689,729
   7,460           Liberty Media                                            164,642
   1,547           Liberty Media Holdings (Class A)*                        137,776
  25,127           News Corp. (Class A)                                     523,898
  45,614           Time Warner, Inc.                                        912,736
   6,805           Viacom, Inc. (Class B)*                                  264,851
                                                                       -------------
                                                                          2,953,321
                                                                       -------------
                   Medical Distributors (0.4%)
   2,222           AmerisourceBergen Corp.                                  104,878
   4,450           Cardinal Health, Inc.                                    291,252
   1,032           Henry Schein, Inc.*                                       51,280
   3,151           McKesson Corp.                                           157,834
     649           Owens & Minor, Inc.                                       20,450
   1,338           Patterson Companies, Inc.*                                43,953
     280           PolyMedica Industries, Inc.                               11,634
     800           PSS World Medical, Inc.*                                  16,096
                                                                       -------------
                                                                            697,377
                                                                       -------------
                   Medical Specialties (2.0%)
     833           Advanced Medical Optics, Inc.*                            34,028
   1,228           Align Technology, Inc.*                                   17,020
   1,027           American Medical System Holdings, Inc.*                   18,291
     181           Analogic Corp.                                            10,102
   2,053           Applera Corp. - Applied Biosystems Group                  76,577
   1,200           Applera Corp. - Celera Genomics Group*                    18,624
     394           Arrow International, Inc.                                 14,085
     403           ArthroCare Corp.*                                         16,285
   1,115           Bard (C.R.), Inc.                                         91,385
     663           Bausch & Lomb, Inc.                                       35,497
   6,807           Baxter International, Inc.                               312,918
     784           Beckman Coulter, Inc.                                     45,135
   2,476           Becton, Dickinson & Co.                                  173,394
   2,432           Biomet, Inc.                                              92,027
      31           Bio-Rad Laboratories, Inc. (Class A)*                      2,276
     272           Biosite Diagnostics Inc.*                                 12,493
     556           Bioveris Corp.*                                            5,343
  13,498           Boston Scientific Corp.*                                 214,753
     639           CONMED Corp.*                                             14,179
     570           Cooper Companies, Inc. (The)                              32,849
     435           Cyberonics Inc.*                                           7,843
   1,393           Cytyc Corp.*                                              36,803
   1,074           Dade Behring Holdings, Inc.                               39,126
     288           Datascope Corp.                                           10,331
   1,724           DENTSPLY International, Inc.                              53,927
     362           Digene Corp.*                                             16,808
     752           Edwards Lifesciences Corp.*                               32,283
   1,358           Fisher Scientific International, Inc.*                   116,272
     470           Haemonetics Corp.*                                        21,432
     761           Hillenbrand Industries, Inc.                              44,655
     600           Hologic, Inc.*                                            28,890
   1,664           Hospira, Inc.*                                            60,486
     374           IDEXX Laboratories, Inc.*                                 31,121
     823           Immucor, Inc.*                                            22,657
     296           Integra LifeSciences Holding, Inc.*                       10,931
     726           Intermagnetics General Corp.*                             19,856
     419           Intuitive Surgical, Inc.*                                 41,556
     494           Invacare Corp.                                            10,784
     699           Kinetic Concepts, Inc.*                                   24,297
     457           Kyphon Inc.*                                              18,052
  12,883           Medtronic, Inc.                                          627,144
     510           Mentor Corp.                                              23,868
     499           Merit Medical Systems, Inc.*                               7,889
   1,300           Nektar Therapeutics*                                      18,759
     752           OraSure Technologies, Inc.*                                5,836
   1,386           Pall Corp.                                                44,213
     355           Penwest Pharmaceuticals Co.*                               6,291
   2,561           Peregrine Pharmaceuticals, Inc.*                           3,483
   1,665           PerkinElmer, Inc.                                         35,564
     958           ResMed, Inc.*                                             42,142
     940           Respironics, Inc.*                                        33,201
   3,905           St. Jude Medical, Inc.*                                  134,137
     986           STERIS Corp.                                              24,029
   2,975           Stryker Corp.                                            155,563
     378           SurModics, Inc.*                                          13,192
     691           Thoratec Corp.*                                           10,883
   1,472           Varian Medical Systems, Inc.*                             80,754
     517           Ventana Medical Systems, Inc.*                            20,882
     586           Viasys Healthcare, Inc.*                                  16,789
      99           Vital Signs, Inc.                                          5,580
   1,107           Waters Corp.*                                             55,129
     566           West Pharmaceutical Services, Inc.                        23,795
     422           Wright Medical Group, Inc.*                               10,428
   2,630           Zimmer Holdings, Inc.*                                   189,386
                                                                       -------------
                                                                          3,474,308
                                                                       -------------
                   Medical/Nursing Services (0.1%)
     880           Apria Healthcare Group, Inc.*                             20,495
   1,159           DaVita, Inc.*                                             64,475
     489           Healthways Inc.*                                          20,709
   1,265           Hooper Holmes, Inc.                                        4,554
   1,055           Lincare Holdings, Inc.*                                   35,406
     703           Pediatrix Medical Group, Inc.*                            31,586
   1,068           VCA Antech, Inc.*                                         34,571
                                                                       -------------
                                                                            211,796
                                                                       -------------
                   Metal Fabrications (0.1%)
   1,536           Commercial Metals Co.                                     40,873
     500           General Cable Corp.*                                      18,800
     491           Harsco Corp.                                              40,080
     504           Kaydon Corp.                                              21,067
     444           Mueller Industries, Inc.                                  16,281
   1,103           Timken Co. (The)                                          33,145
                                                                       -------------
                                                                            170,246
                                                                       -------------
                   Miscellaneous Commercial Services (0.4%)
     771           ABM Industries Inc.                                       15,312
   1,315           Adesa Inc.                                                33,059
   1,373           ARAMARK Corp. (Class B)                                   45,899
     496           Bright Horizons Family Solutions, Inc.*                   19,056
     858           CBIZ, Inc.*                                                6,040
   1,522           Cintas Corp.                                              63,011
     959           Copart, Inc.*                                             27,744
     495           Corporate Executive Board Co. (The)                       44,461
     873           Corrections Corporation of America*                       39,887
     312           Costar Group, Inc.*                                       14,773
     673           Diamond Management & Technology                            7,295
     686           FTI Consulting Inc.*                                      19,489
     366           G & K Services, Inc. (Class A)                            13,948
     838           Global Imaging Systems, Inc.*                             18,243
   1,185           IKON Office Solutions, Inc.                               17,668
   1,296           Iron Mountain Inc.*                                       56,208
     747           L-1 Identity Solution, Inc.                               10,690
     654           Laureate Education Inc.*                                  34,479
     304           MAXIMUS, Inc.                                              8,485
     849           Navigant Consulting, Inc.*                                15,121
     489           ProQuest Co.*                                              6,254
   1,531           Sabre Holdings Corp. (Class A)                            38,918
     278           StarTek, Inc.                                              3,792
     634           TeleTech Holdings, Inc.*                                  12,306
     570           The Brink's Co.                                           29,919
     235           Vertrue Incorporated*                                     10,568
     428           Viad Corp.                                                15,815
   1,044           Wireless Facilities, Inc.*                                 2,558
                                                                       -------------
                                                                            630,998
                                                                       -------------
                   Miscellaneous Manufacturing (0.2%)
     887           Ametek, Inc.                                              41,405
     604           Brady (W.H.) Co. (Class A)                                22,348
     445           Carlisle Companies, Inc.                                  37,242
     736           Crane Co.                                                 28,660
   2,166           Dover Corp.                                              102,885
   1,463           Jacuzzi Brands, Inc.*                                     18,127
   1,260           Pentair, Inc.                                             41,504
     382           Smith (A.O.) Corp.                                        13,431
     465           Teleflex Inc.                                             28,923
     743           Tredegar Corp.                                            12,958
     253           Valmont Industries, Inc.                                  14,117
     377           Varian, Inc.*                                             17,678
                                                                       -------------
                                                                            379,278
                                                                       -------------
                   Motor Vehicles (0.3%)
  20,269           Ford Motor Co.                                           167,827
   4,499           General Motors Corp.                                     157,105
   2,931           Harley-Davidson, Inc.                                    201,155
     567           Monaco Coach Corp.                                         6,770
                                                                       -------------
                                                                            532,857
                                                                       -------------
                   Movies/Entertainment (0.0%)
     241           Crown Media Holdings, Inc. (Class A)*                        962
     765           Cedar Fair, L.P.                                          20,992
     497           International Speedway Corp. (Class A)                    25,799
     654           Regal Entertainment Group (Class A)*                      13,557
   1,012           Six Flags, Inc.                                            5,768
     244           Speedway Motorsports, Inc.                                 9,191
   1,332           TiVo Inc.*                                                 8,511
                                                                       -------------
                                                                             84,780
                                                                       -------------
                   Multi-Line Insurance (1.4%)
  24,280           American International Group, Inc.                     1,630,888
   1,405           Axis Capital Holdings Ltd.                                46,154
     403           CNA Financial Corp.*                                      15,092
   3,199           Hartford Financial Services Group, Inc. (The)            278,857
   1,395           HCC Insurance Holdings, Inc.                              46,956
     688           Horace Mann Educators Corp.                               13,856
   4,667           Loews Corp.                                              181,640
     752           Nationwide Financial Services, Inc. (Class A)             38,292
     637           PartnerRe Ltd.                                            44,539
   1,270           SAFECO Corp.                                              73,901
     653           Unitrin, Inc.                                             28,033
     393           Zenith National Insurance Corp.                           18,282
                                                                       -------------
                                                                          2,416,490
                                                                       -------------
                   Office Equipment/Supplies (0.2%)
   1,128           Avery Dennison Corp.                                      71,222
     640           HNI Corp.                                                 28,781
     588           Kimball International, Inc. (Class B)                     14,612
   1,044           Miller (HERMAN), Inc.                                     35,788
   2,364           Pitney Bowes, Inc.                                       110,422
     855           Steelcase, Inc. (Class A)                                 14,167
                                                                       -------------
                                                                            274,992
                                                                       -------------
                   Oil & Gas Pipelines (0.4%)
     480           Buckeye Partners, L.P.                                    21,984
   7,436           El Paso Corp.                                            101,873
     230           Enbridge Energy Management, LLC*                          11,270
     500           Enbridge Energy Partners LP                               24,730
   2,879           Enterprise Products Partners L.P.                         79,115
     909           Kinder Morgan Energy Partners, LP                         40,541
     728           Kinder Morgan Management, LLC*                            31,561
   1,153           Kinder Morgan, Inc.                                      121,180
     802           Magellan Midstream Parners, L.P.                          31,350
     744           Plains All American Pipeline, L.P.                        35,236
     323           TC Pipelines, L.P.                                        10,359
     913           TEPPCO Partners, L.P.                                     35,990
     462           Valero L.P.                                               24,763
   6,506           Williams Companies, Inc. (The)                           158,942
                                                                       -------------
                                                                            728,894
                                                                       -------------
                   Oil & Gas Production (1.4%)
   4,954           Anadarko Petroleum Corp.                                 229,965
   3,495           Apache Corp.                                             228,293
     594           Berry Petroleum Co. (Class A)                             17,731
     683           Cabot Oil & Gas Corp.                                     36,138
     691           Cheniere Energy Inc.*                                     18,187
   3,928           Chesapeake Energy Corp.                                  127,424
     625           Comstock Resources Inc.*                                  17,437
   1,400           Denbury Resources Inc.*                                   40,236
   4,465           Devon Energy Corp.                                       298,441
     647           Encore Acquisition Co.*                                   16,201
     626           Energy Partners, Ltd.*                                    15,293
   2,574           EOG Resources, Inc.                                      171,248
     768           Forest Oil Corp.*                                         25,068
     405           Houston Exploration Co. (The)*                            21,935
     621           Mariner Energy Inc.                                       12,308
   1,416           Newfield Exploration Co.*                                 57,759
   1,951           Noble Energy, Inc.                                        94,877
   9,085           Occidental Petroleum Corp.                               426,450
     264           Penn Virginia Corp.                                       18,889
   1,328           Petrohawk Energy Corp.*                                   15,046
   1,413           Pioneer Natural Resources Co.*                            57,551
   1,004           Plains Exploration & Production Co.*                      42,459
     782           Pogo Producing Co.                                        34,995
     810           Quicksilver Resources Inc.*                               27,767
   1,491           Range Resources Corp.                                     40,481
   1,886           Southwestern Energy Co.*                                  67,104
     826           St. Mary Land & Exploration Co.                           30,802
     413           Stone Energy Corp.*                                       16,095
     353           Swift Energy Co.*                                         16,492
   1,703           Ultra Petroleum Corp. (Canada)*                           90,889
     565           Unit Corp.*                                               26,210
     500           Whiting Petroleum Corp.*                                  22,305
   3,960           XTO Energy Inc.                                          184,774
                                                                       -------------
                                                                          2,546,850
                                                                       -------------
                   Oil Refining/Marketing (0.5%)
   1,395           Frontier Oil Corp.                                        41,013
     610           Holly Corp.                                               29,012
   3,891           Marathon Oil Corp.                                       336,182
   1,419           Sunoco, Inc.                                              93,838
     802           Tesoro Corp.                                              51,280
   6,589           Valero Energy Corp.                                      344,802
                                                                       -------------
                                                                            896,127
                                                                       -------------
                   Oilfield Services/Equipment (1.3%)
   3,642           Baker Hughes Inc.                                        251,480
   3,433           BJ Services Co.                                          103,539
     440           Bristow Group Inc.*                                       14,608
   1,325           Cameron International Corp.*                              66,383
     316           CARBO Ceramics, Inc.                                      10,649
     816           FMC Technologies, Inc.*                                   49,327
   1,263           Global Industries Ltd.*                                   20,966
   1,413           Grant Prideco, Inc.*                                      53,369
  10,926           Halliburton Co.                                          353,456
   1,043           Hanover Compressor Co.*                                   19,316
   1,060           Helix Energy Solutions Group Inc.*                        34,238
     319           Hydril Co.*                                               19,156
     376           Lone Star Technologies, Inc.*                             18,153
   1,839           National-Oilwell Varco, Inc.*                            111,076
     648           Oceaneering International, Inc.*                          23,322
     562           Oil States International Inc.*                            16,320
  12,560           Schlumberger Ltd. (Netherlands Antilles)                 792,285
     251           SEACOR Holdings, Inc.*                                    22,459
   2,262           Smith International, Inc.                                 89,304
   1,077           Superior Energy Services, Inc.*                           33,710
     886           TETRA Technologies, Inc.*                                 22,947
     332           Universal Compression Holdings, Inc.*                     20,006
     493           Veritas DGC Inc.*                                         35,501
   3,703           Weatherford International Ltd. (Bermuda)*                152,119
     389           W-H Energy Services Inc.*                                 18,217
                                                                       -------------
                                                                          2,351,906
                                                                       -------------
                   Other Consumer Services (0.6%)
     778           Alderwoods Group, Inc.*                                   15,474
   1,593           Apollo Group, Inc. (Class A)*                             58,877
     724           Autobytel Inc.*                                            2,404
   1,130           Avis Budget Group, Inc.                                   22,363
   3,382           Block (H.&R.), Inc.                                       73,931
   1,211           Career Education Corp.*                                   26,981
     215           Central Parking Corp.                                      3,687
   1,045           Corinthian Colleges, Inc.*                                12,801
     986           DeVry, Inc.*                                              24,009
  11,248           eBay Inc.*                                               361,398
   3,156           Expedia, Inc.*                                            51,285
     452           First Marblehead Corp. (The)                              30,487
     331           HealthExtras, Inc.*                                        7,623
     519           ITT Educational Services, Inc.*                           35,785
   1,033           MoneyGram International, Inc.                             35,339
   2,509           Move Inc.*                                                11,993
     200           Nutri/System Inc.*                                        12,336
     339           Pre-Paid Legal Services, Inc.*                            14,391
     396           Priceline.com Inc.                                        15,955
     107           Renaissance Learning, Inc.                                 1,588
     621           Rollins, Inc.                                             13,438
   3,499           Service Corp. International                               31,911
   3,514           ServiceMaster Co. (The)                                   39,814
     758           Sotheby's Holdings, Inc. (Class A)*                       28,804
   1,945           Stewart Enterprises, Inc. (Class A)                       12,020
     199           Strayer Education, Inc.                                   22,511
     531           Weight Watchers International, Inc.                       23,152
                                                                       -------------
                                                                            990,357
                                                                       -------------
                   Other Consumer Specialties (0.1%)
   1,615           Fortune Brands, Inc.                                     124,274
     690           Fossil, Inc.*                                             15,070
     518           Matthews International Corp. (Class A)                    19,902
     335           RC2 Corp.*                                                15,135
     449           Russ Berrie & Co., Inc.                                    6,807
                                                                       -------------
                                                                            181,188
                                                                       -------------
                   Other Metals/Minerals (0.2%)
   2,043           Hecla Mining Co.*                                         13,300
     875           Olin Corp.                                                15,138
   2,155           Phelps Dodge Corp.                                       216,319
     826           Southern Copper Corp.                                     42,440
   1,385           USEC Inc.                                                 15,457
                                                                       -------------
                                                                            302,654
                                                                       -------------
                   Other Transportation (0.0%)
   1,404           Laidlaw International Inc.                                40,730
                                                                       -------------

                   Packaged Software (2.8%)
   6,404           Adobe Systems, Inc.*                                     244,953
     480           Altiris, Inc.*                                            10,805
     415           ANSYS, Inc.*                                              19,090
   2,464           Autodesk, Inc.*                                           90,552
   2,462           BMC Software, Inc.*                                       74,623
   4,980           CA Inc.                                                  123,305
   4,744           Compuware Corp.*                                          38,142
     925           Fair Isaac Corp.                                          33,883
     856           Hyperion Solutions Corp.*                                 32,014
   1,422           Informatica Corp.*                                        17,619
   3,401           Intuit Inc.*                                             120,055
     796           Macrovision Corp.*                                        21,182
     745           Magma Design Automation, Inc.*                             6,936
     611           Manhattan Associates, Inc.*                               18,043
   1,937           McAfee Inc.*                                              56,037
  96,647           Microsoft Corp.                                        2,774,735
   1,073           NAVTEQ Corp*                                              35,624
   4,900           Novell, Inc.*                                             29,400
   1,827           Nuance Communications Inc.*                               21,084
  43,630           Oracle Corp.*                                            805,846
   1,538           Parametric Technology Corp.*                              30,053
     919           Quest Software, Inc.*                                     13,537
   1,919           Red Hat, Inc.*                                            31,433
   1,091           Salesforce.com Inc.*                                      42,571
   1,287           Sybase, Inc.*                                             31,338
  11,113           Symantec Corp.*                                          220,482
   2,746           TIBCO Software, Inc.*                                     25,401
     451           Transaction Systems Architects, Inc. (Class A)*           15,203
     198           Ulticom, Inc.*                                             1,980
                                                                       -------------
                                                                          4,985,926
                                                                       -------------
                   Personnel Services (0.2%)
     390           AMN Healthcare Services, Inc.*                             9,863
     380           CDI Corp.                                                  8,983
     485           Gentiva Health Services, Inc.*                             8,997
     405           Kelly Services, Inc. (Class A)                            11,656
     732           Korn/Ferry International*                                 16,185
     785           Labor Ready, Inc.*                                        13,745
     983           Manpower, Inc.                                            66,618
   1,355           Monster Worldwide, Inc.*                                  54,891
   1,630           MPS Group, Inc.*                                          24,858
     584           Resources Connection Inc.*                                16,901
   1,932           Robert Half International, Inc.                           70,615
   1,163           Spherion Corp.*                                            8,432
                                                                       -------------
                                                                            311,744
                                                                       -------------
                   Pharmaceuticals: Generic Drugs (0.1%)
     320           Abraxis Bioscience Inc.*                                   8,448
     667           Alpharma Inc. (Class A)                                   14,721
     883           Andrx Group*                                              21,713
   1,140           Barr Pharmaceuticals Inc.*                                59,702
   2,581           Mylan Laboratories, Inc.                                  52,911
     706           Par Pharmaceutical Cos Inc.*                              13,760
   1,312           Valeant Pharmaceuticals International                     24,508
   1,362           Watson Pharmaceuticals, Inc.*                             36,651
                                                                       -------------
                                                                            232,414
                                                                       -------------
                   Pharmaceuticals: Major (4.7%)
  16,388           Abbott Laboratories                                      778,594
  20,815           Bristol-Myers Squibb Co.                                 515,171
  31,674           Johnson & Johnson                                      2,134,828
  10,300           Lilly (Eli) & Co.                                        576,903
  23,468           Merck & Co., Inc.                                      1,065,917
  78,052           Pfizer, Inc.                                           2,080,086
  15,712           Schering-Plough Corp.                                    347,864
  14,212           Wyeth                                                    725,238
                                                                       -------------
                                                                          8,224,601
                                                                       -------------
                   Pharmaceuticals: Other (0.4%)
   1,607           Allergan, Inc.                                           185,608
     713           AtheroGenics, Inc.*                                        9,269
     662           Cell Therapeutics, Inc.*                                   1,099
     767           Columbia Laboratories, Inc.*                               3,413
     730           Connetics Corp.*                                          12,439
   1,360           Endo Pharmaceuticals Holdings, Inc.*                      38,814
   3,471           Forest Laboratories, Inc.*                               169,871
     620           Inspire Pharmaceuticals, Inc.*                             3,311
     330           Inverness Medical Innovations, Inc.*                      12,438
   2,881           King Pharmaceuticals, Inc.*                               48,199
     237           Kos Pharmaceuticals, Inc.*                                11,791
     721           KV Pharmaceutical Co. (Class A)*                          16,093
     780           Medicis Pharmaceutical Corp. (Class A)                    27,331
   1,078           Perrigo Co.                                               19,285
     554           POZEN Inc.*                                                9,213
     631           Salix Pharmaceuticals, Ltd.*                               8,411
     680           Sciele Pharma, Inc.*                                      14,831
   1,247           Sepracor, Inc.*                                           64,545
     314           United Therapeutics Corp.*                                18,793
                                                                       -------------
                                                                            674,754
                                                                       -------------
                   Precious Metals (0.3%)
   3,927           Coeur D'Alene Mines Corp.*                                19,242
   1,962           Freeport-McMoRan Copper & Gold, Inc. (Class B)           118,662
   1,422           Glamis Gold Ltd. (Canada)*                                62,710
   1,203           Meridian Gold Inc. (Canada)*                              30,448
   4,421           Newmont Mining Corp.                                     200,139
     718           Stillwater Mining Co.*                                     7,719
                                                                       -------------
                                                                            438,920
                                                                       -------------
                   Property - Casualty Insurers (1.9%)
     463           21st Century Insurance Group                               7,306
   3,464           ACE Ltd. (Cayman Islands)                                198,314
     715           Alfa Corp.                                                13,206
      89           Alleghany Corp.*                                          27,212
   6,821           Allstate Corp. (The)                                     418,537
     573           American Financial Group, Inc.                            27,424
     418           Arch Capital Group Ltd.*                                  26,873
   1,846           Berkley (W.R.) Corp.                                      68,044
      10           Berkshire Hathaway, Inc. (Class A)*                    1,054,750
   4,387           Chubb Corp. (The)                                        233,169
   1,677           Cincinnati Financial Corp.                                76,555
     876           Commerce Group, Inc. (The)                                25,930
     848           Endurance Specialty Holdings                              30,231
     456           Erie Indemnity Co. (Class A)                              23,096
     752           Everest Re Group, Ltd. (ADR) (Bermuda)                    74,583
     709           Hanover Insurance Group                                   32,153
     221           Harleysville Group, Inc.                                   7,974
     400           Infinity Property & Casualty Corp.                        17,208
     378           Mercury General Corp.                                     19,569
     164           Midland Co. (The)                                          7,665
   1,189           Montpelier Re Holdings Ltd.                               21,105
     226           Odyssey Re Holdings Corp.                                  8,012
     890           Ohio Casualty Corp.                                       24,413
   2,424           Old Republic International Corp.                          54,613
     621           Philadelphia Consolidated Holding Corp.*                  24,294
     700           Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)       20,902
     612           PMA Capital Corp. (Class A)*                               5,802
   7,706           Progressive Corp. (The)                                  186,254
     691           RenaissanceRe Holdings Ltd. (ADR) (Bermuda)               37,590
     364           RLI Corp.                                                 19,732
     357           Selective Insurance Group, Inc.                           19,724
   7,376           St. Paul Travelers Companies, Inc. (The)                 377,135
     200           State Auto Financial Corp.                                 6,426
     363           Transatlantic Holdings, Inc.                              22,121
      96           White Mountains Insurance Group, Ltd. (Bermuda)           54,504
   1,903           XL Capital Ltd. (Class A) (Cayman Islands)               134,257
                                                                       -------------
                                                                          3,406,683
                                                                       -------------
                   Publishing: Books/Magazines (0.1%)
     635           John Wiley & Sons, Inc. (Class A)                         22,416
     570           Meredith Corp.                                            29,925
   2,680           PRIMEDIA Inc.*                                             4,529
   1,467           Reader's Digest Assoc., Inc. (The) (Class A)              21,095
     484           Scholastic Corp.*                                         15,207
                                                                       -------------
                                                                             93,172
                                                                       -------------
                   Publishing: Newspapers (0.3%)
   1,405           Belo Corp. (Series A)                                     24,616
     652           Dow Jones & Co., Inc.                                     22,879
   2,533           Gannett Co., Inc.                                        149,802
     724           Journal Register Co.                                       5,705
     585           Lee Enterprises, Inc.                                     16,690
     807           McClatchy Co. (The) (Class A)                             34,983
     381           Media General, Inc. (Class A)                             14,135
   1,984           New York Times Co. (The) (Class A)                        47,953
   1,016           Scripps (E.W.) Co. (Class A)                              50,251
     753           Sun-Times Media Group Inc.                                 4,367
   1,653           Tribune Co.                                               55,094
      85           Triple Crown Media                                           599
      71           Washington Post Co. (The) (Class B)                       53,470
                                                                       -------------
                                                                            480,544
                                                                       -------------
                   Pulp & Paper (0.2%)
     798           Bowater, Inc.                                             16,686
     616           Glatfelter (P.H.) Co.                                      9,018
   5,224           International Paper Co.                                  174,220
     879           Longview Fibre Co.                                        18,512
   2,054           MeadWestvaco Corp.                                        56,526
     271           Neenah Paper Inc.                                          9,981
     549           Potlatch Corp.                                            22,289
     288           Schweitzer-Mauduit International, Inc.                     6,641
     581           Wausau Paper Corp.                                         7,878
                                                                       -------------
                                                                            321,751
                                                                       -------------
                   Railroads (0.6%)
   3,885           Burlington Northern Santa Fe Corp.                       301,204
   4,657           CSX Corp.                                                166,115
     410           Florida East Coast Industries, Inc.                       24,498
   1,082           Kansas City Southern Industries, Inc.*                    30,718
   4,392           Norfolk Southern Corp.                                   230,887
     622           RailAmerica, Inc.*                                         7,284
   2,850           Union Pacific Corp.                                      258,296
                                                                       -------------
                                                                          1,019,002
                                                                       -------------
                   Real Estate Development (0.2%)
   1,092           Brookfield Properties Corp. (Canada)                      41,376
   2,062           CB Richard Ellis Group, Inc. (Class A)*                   61,922
     836           Forest City Enterprises, Inc. (Class A)                   45,896
     420           Getty Realty Corp.                                        13,440
     368           Jones Lang LaSalle, Inc.                                  33,856
   2,664           Realogy Corp.                                             68,678
     883           St. Joe Co. (The)                                         47,488
     144           Tejon Ranch Co.*                                           6,984
     462           Trammell Crow Co.*                                        22,523
     492           W.P. Carey & Co., LLC                                     14,214
                                                                       -------------
                                                                            356,377
                                                                       -------------
                   Real Estate Investment Trusts (2.4%)
     532           Acadia Realty Trust                                       13,593
      33           Alexander's, Inc.*                                        12,037
     273           Alexandria Real Estate Equities, Inc.                     27,218
     976           AMB Property Corp.                                        57,008
   1,580           American Financial Realty Trust                           18,439
   1,657           Annaly Mortgage Management Inc.                           21,740
     857           Anthracite Capital, Inc.                                  12,272
     657           Anworth Mortgage Asset Corp.                               5,966
   1,130           Apartment Investment & Management Co. (Class A)           64,772
   2,259           Archstone-Smith Trust                                    136,014
     829           AvalonBay Communities, Inc.                              108,649
     500           BioMed Realty Trust, Inc.                                 16,115
   1,198           Boston Properties, Inc.                                  127,982
     743           BPP Liquidating Trust (a)                                     37
   1,169           Brandywine Realty Trust                                   38,998
     570           BRE Properties, Inc. (Class A)                            37,791
     607           Camden Property Trust                                     48,997
     858           CBL & Associates Properties, Inc.                         37,520
     656           Colonial Properties Trust                                 33,056
     574           Corporate Office Properties Trust                         27,431
     643           Cousins Properties, Inc.                                  23,000
   1,422           Crescent Real Estate Equities Co.                         31,000
   1,168           Developers Diversified Realty Corp.                       71,131
   1,436           Duke Realty Corp.                                         57,526
     358           EastGroup Properties, Inc.                                19,056
     393           Entertainment Properties Trust                            21,615
     828           Equity Inns, Inc.                                         13,894
     263           Equity Lifestyle Properties, Inc.                         12,958
   3,911           Equity Office Properties Trust                           166,218
     649           Equity One, Inc.                                          16,303
   3,103           Equity Residential                                       169,455
     278           Essex Property Trust, Inc.                                37,052
     607           Federal Realty Investment Trust                           48,651
     753           FelCor Lodging Trust, Inc.                                15,632
     620           First Industrial Realty Trust, Inc.                       28,501
   2,276           Friedman, Billings, Ramsey Group, Inc.                    17,366
   2,415           General Growth Properties, Inc.                          125,339
     393           Glenborough Realty Trust Inc.                             10,210
     583           Glimcher Realty Trust                                     15,018
   1,586           Health Care Property Investors, Inc.                      49,800
     808           Health Care REIT, Inc.                                    33,354
     675           Healthcare Realty Trust, Inc.                             27,338
     769           Highwoods Properties, Inc.                                29,376
     419           Home Properties, Inc.                                     26,468
     797           Hospitality Properties Trust                              38,623
   5,205           Host Hotels & Resorts Inc.                               120,027
   2,842           HRPT Properties Trust                                     33,820
   1,135           Impac Mortgage Holdings, Inc.                             10,748
     722           Investors Real Estate Trust                                7,263
   1,343           iStar Financial Inc.                                      62,221
     357           Kilroy Realty Corp.                                       26,893
   2,317           Kimco Realty Corp.                                       102,947
     600           KKR Financial Corp.                                       16,098
     200           LaSalle Hotel Properties                                   8,450
     686           Lexington Corporate Properties Trust                      14,612
   1,037           Liberty Property Trust                                    49,983
     732           Macerich Co. (The)                                        58,816
     687           Mack-Cali Realty Corp.                                    36,342
     597           Maguire Properties, Inc.                                  25,528
     381           Mid-America Apartment Communities, Inc.                   24,251
     734           Mills Corp.                                               13,410
     522           National Health Investors, Inc.                           16,777
     895           National Retail Properties, Inc.                          20,111
     969           Nationwide Health Properties, Inc.                        27,849
     617           New Century Financial Corp.                               24,297
   1,362           New Plan Excel Realty Trust                               39,226
     496           Novastar Financial, Inc.                                  15,832
     202           Parkway Properties, Inc.                                   9,967
     541           Pennsylvania Real Estate Investment Trust                 23,317
   2,073           Plum Creek Timber Co., Inc.                               74,504
     585           Post Properties, Inc.                                     28,653
   2,583           ProLogis                                                 163,426
     264           PS Business Parks, Inc. (Class A)                         17,384
   1,448           Public Storage, Inc.                                     129,900
     486           RAIT Investment Trust                                     14,609
     962           Rayonier Inc.                                             39,432
   1,201           Realty Income Corp.                                       31,706
     981           Reckson Associates Realty Corp.                           43,282
     375           Redwood Trust, Inc.                                       20,614
     720           Regency Centers Corp.                                     51,955
     134           Saul Centers, Inc.                                         6,512
     963           Senior Housing Properties Trust                           22,082
   2,352           Simon Property Group, Inc.                               228,379
     450           SL Green Realty Corp.                                     54,473
     261           Sovran Self Storage, Inc.                                 15,394
     359           Sun Communities, Inc.                                     12,561
     500           Sunstone Hotel Investors, Inc.                            14,730
     404           Tanger Factory Outlet Centers, Inc.                       15,069
     712           Taubman Centers, Inc.                                     33,393
   1,270           Thornburg Mortgage Asset Corp.                            32,614
   1,585           United Dominion Realty Trust, Inc.                        51,306
   1,274           Ventas, Inc.                                              49,661
   1,413           Vornado Realty Trust                                     168,500
     686           Washington Real Estate Investment Trust                   28,915
   1,033           Weingarten Realty Investors                               48,035
                                                                       -------------
                                                                          4,136,393
                                                                       -------------
                   Recreational Products (0.4%)
   3,258           Activision, Inc.*                                         50,238
     426           Arctic Cat, Inc.                                           7,630
   2,258           Atari, Inc.*                                               1,174
   1,200           Brunswick Corp.                                           37,800
   1,069           Callaway Golf Co.                                         14,357
   3,233           Electronic Arts Inc.*                                    170,993
   1,929           Hasbro, Inc.                                              50,000
     529           K2 Inc.*                                                   7,226
     594           Leapfrog Enterprises, Inc. (Class A)*                      5,726
     755           Marvel Entertainment, Inc.*                               19,139
   4,292           Mattel, Inc.                                              97,128
     635           Polaris Industries Inc.                                   27,191
     964           Scientific Games Corp. (Class A)*                         27,021
   1,186           Take-Two Interactive Software, Inc.*                      16,592
     559           Thor Industries, Inc.                                     24,495
     964           THQ, Inc.*                                                28,987
     549           Winnebago Industries, Inc.                                18,276
     334           WMS Industries, Inc.*                                     11,800
                                                                       -------------
                                                                            615,773
                                                                       -------------
                   Regional Banks (2.0%)
     162           1st Source Corp.                                           5,113
     191           Alabama National BanCorporation                           12,959
     450           Amcore Financial, Inc.                                    14,089
   3,500           AmSouth Bancorporation                                   105,770
   1,427           Associated Banc-Corp.                                     46,863
     120           BancFirst Corp.                                            5,970
   1,033           BancorpSouth, Inc.                                        26,393
     617           Bank of Hawaii Corp.                                      32,189
     376           BOK Financial Corp.                                       19,326
     444           Boston Private Financial Holdings, Inc.                   12,272
     322           Capital City Bank Group, Inc.                             10,800
     612           Cathay General Bancorp, Inc.                              21,083
     313           Central Pacific Financial Corp.                           11,515
     507           Chemical Financial Corp.                                  15,164
     759           Chittenden Corp.                                          22,383
     660           Citizens Banking Corp.                                    17,140
     325           City Holding Co.                                          12,740
     513           City National Corp.                                       34,145
   1,737           Colonial BancGroup, Inc. (The)                            41,410
   1,904           Commerce Bancorp, Inc.                                    66,488
     737           Commerce Bancshares, Inc.                                 36,489
     506           Community Bank System, Inc.                               12,574
   1,373           Compass Bancshares, Inc.                                  77,245
     546           Corus Bankshares, Inc.                                    11,209
     690           Cullen/Frost Bankers, Inc.                                37,370
   1,075           CVB Financial Corp.                                       15,620
     762           East West Bancorp, Inc.                                   27,821
     902           F.N.B. Corp.                                              15,271
   5,013           Fifth Third Bancorp                                      199,768
   1,225           First Bancorp (Puerto Rico)                               12,128
     627           First Charter Corp.                                       15,606
      94           First Citizens BancShares, Inc. (Class A)                 17,653
   1,118           First Commonwealth Financial Corp.                        14,948
     309           First Community Bancorp                                   16,522
     803           First Financial Bancorp                                   13,041
     216           First Financial Bankshares, Inc.                           8,655
     264           First Financial Corp. (Indiana)                            9,084
   1,430           First Horizon National Corp.                              56,228
     361           First Merchants Corp.                                      8,956
     774           First Midwest Bancorp, Inc.                               29,435
     426           First Republic Bank                                       16,588
   1,123           FirstMerit Corp.                                          26,076
     509           Flagstar Bancorp                                           7,650
     697           Frontier Financial Corp.                                  20,220
   2,198           Fulton Financial Corp.                                    35,190
     588           Glacier Bancorp, Inc.                                     20,533
     825           Greater Bay Bancorp                                       21,244
     394           Hancock Holding Co.                                       20,212
     537           Harleysville National Corp.                               11,470
     285           Independent Bank Corp.- Massachusetts                      9,545
     683           International Bancshares Corp.                            20,954
     291           Irwin Financial Corp.                                      6,451
     828           M&T Bank Corp.                                           100,859
   2,156           Marshall & Ilsley Corp.                                  103,359
   1,332           Mercantile Bankshares Corp.                               60,047
     457           Mid-State Bancshares                                      13,705
     348           Midwest Banc Holdings, Inc.                                8,192
     696           National Penn Bancshares, Inc.                            14,261
     536           NBT Bancorp, Inc.                                         13,320
   4,903           North Fork Bancorporation, Inc.                          140,128
   2,158           Northern Trust Corp.                                     126,718
     992           Old National Bancorp                                      18,828
     416           Oriental Financial Group, Inc.                             4,975
     619           Pacific Capital Bancorp                                   19,040
     190           Park National Corp.                                       19,264
     370           Prosperity Bancshares, Inc.                               12,835
     543           Provident Bankshares Corp.                                19,624
     528           R&G Financial Corp. (Class B) (Puerto Rico)                4,066
   1,272           Republic Bancorp Inc.                                     17,019
     380           S & T Bancorp, Inc.                                       12,863
     283           Sandy Spring Bancorp, Inc.                                10,375
      94           Santander BanCorp. (Puerto Rico)                           1,758
   1,333           Sky Financial Group, Inc.                                 33,392
   1,143           South Financial Group, Inc. (The)                         30,324
     366           Sterling Bancorp                                           7,130
     863           Sterling Bancshares, Inc.                                 15,802
     516           Sterling Financial Corp.                                  11,909
     215           Suffolk Bancorp                                            7,510
     776           Susquehanna Bancshares, Inc.                              19,392
     509           SVB Financial Group*                                      23,424
   2,892           Synovus Financial Corp.                                   84,967
   1,529           TCF Financial Corp.                                       39,800
     610           Texas Regional Bancshares, Inc. (Class A)                 23,699
   1,283           Trustco Bank Corp. of New York                            14,177
     597           Trustmark Corp.                                           18,901
  18,959           U.S. Bancorp                                             641,573
   1,309           UCBH Holdings, Inc.                                       22,436
     540           UMB Financial Corp.                                       19,364
     704           Umpqua Holdings Corp.                                     19,881
     591           United Bankshares, Inc.                                   22,570
     625           United Community Banks, Inc.                              19,650
   1,466           Valley National Bancorp                                   38,204
     391           WesBanco, Inc.                                            12,805
     456           Westamerica Bancorporation                                22,732
     881           Whitney Holding Corp.                                     28,773
     800           Wilmington Trust Corp.                                    33,264
     364           Wintrust Financial Corp.                                  17,567
   1,129           Zions Bancorporation                                      90,772
                                                                       -------------
                                                                          3,426,822
                                                                       -------------
                   Restaurants (1.0%)
   1,164           Applebee's International, Inc.                            26,562
     580           Bob Evans Farms, Inc.                                     19,668
   1,085           Brinker International, Inc.                               50,377
     390           CBRL Group, Inc.                                          17,125
     419           CEC Entertainment, Inc.*                                  14,443
   1,139           Cheesecake Factory, Inc. (The)*                           32,177
   1,124           CKE Restaurants, Inc.*                                    21,963
   1,563           Darden Restaurants, Inc.                                  65,490
     195           IHOP Corp.                                                10,173
     503           Jack in the Box Inc.*                                     28,223
   1,124           Krispy Kreme Doughnuts, Inc.*                             12,083
     287           Landry's Restaurants, Inc.                                 8,409
     405           Lone Star Steakhouse & Saloon, Inc.                       11,057
  13,593           McDonald's Corp.                                         569,819
   1,021           OSI Restaurant Partners, Inc.                             33,969
     397           P.F. Chang's China Bistro, Inc.*                          16,603
     419           Panera Bread Co. (Class A)*                               25,894
     396           Papa John's International, Inc.*                          14,533
     557           RARE Hospitality International, Inc.*                     17,551
     297           Red Robin Gourmet Burgers Inc.*                           14,327
     900           Ruby Tuesday, Inc.                                        24,975
     685           Ryan's Restaurant Group Inc.*                             11,104
   1,272           Sonic Corp.*                                              28,938
   8,186           Starbucks Corp.*                                         309,022
     528           The Steak n Shake Co.*                                     9,816
   1,802           Tim Hortons Inc.                                          52,078
     545           Triarc Companies, Inc. (Class B)                           9,151
   1,331           WENDY'S International, Inc.                               46,053
   2,912           Yum! Brands, Inc.                                        173,148
                                                                       -------------
                                                                          1,674,731
                                                                       -------------
                   Savings Banks (0.6%)
     355           Anchor Bancorp Wisconsin, Inc.                            10,309
   1,111           Astoria Financial Corp.                                   32,230
     738           Bank Mutual Corp.                                          8,945
     763           BankAtlantic Bancorp, Inc. (Class A)                       9,995
     578           BankUnited Financial Corp.                                15,589
   1,013           Brookline Bancorp, Inc.                                   13,503
     376           Capitol Federal Financial                                 14,250
      70           Charter Financial Corp.                                    3,326
     828           Dime Community Bancshares                                 11,551
     252           Downey Financial Corp.                                    17,358
     439           Fidelity Bankshares, Inc.                                 17,420
   1,477           First Niagara Financial Group, Inc.                       21,151
     270           Firstfed Financial Corp.*                                 16,678
     350           Harbor Florida Bancshares, Inc.                           15,894
   5,721           Hudson City Bancorp, Inc.                                 78,549
     480           MAF Bancorp, Inc.                                         20,683
     470           MB Financial, Inc.                                        16,948
     984           Net.B@nk, Inc.                                             5,225
   2,870           New York Community Bancorp, Inc.                          46,925
   1,538           Newalliance Bancshares Inc.                               23,808
     221           Northwest Bancorp, Inc.                                    5,912
     832           People's Bank                                             33,862
     263           PFF Bancorp, Inc.                                          8,156
     589           Provident Financial Services, Inc.                        10,802
   4,192           Sovereign Bancorp, Inc.                                  100,021
     475           Sterling Financial Corp.*                                 15,799
   2,077           W. Holding Co., Inc. (Puerto Rico)                        11,818
   1,268           Washington Federal, Inc.                                  29,468
  10,567           Washington Mutual, Inc.                                  446,984
     716           Webster Financial Corp.                                   34,597
                                                                       -------------
                                                                          1,097,756
                                                                       -------------
                   Semiconductors (2.2%)
     487           Actel Corp.*                                               7,982
   4,990           Advanced Micro Devices, Inc.*                            106,137
   2,487           Agere Systems Inc.*                                       42,229
   4,055           Altera Corp.*                                             74,774
     584           Amis Holdings, Inc.*                                       5,601
   3,908           Analog Devices, Inc.                                     124,353
   5,796           Atmel Corp.*                                              33,327
   4,658           Broadcom Corp. (Class A)*                                140,998
   1,550           Cirrus Logic, Inc.*                                       10,943
   6,150           Conexant Systems, Inc.*                                   11,869
   1,817           Cypress Semiconductor Corp.*                              30,507
     564           DSP Group, Inc.*                                          12,250
     755           ESS Technology, Inc.*                                        717
     788           Exar Corp.*                                               10,220
   1,613           Fairchild Semiconductor Corp. (Class A)*                  25,985
   4,375           Freescale Semiconductor Inc. (Class B)*                  172,069
     617           Genesis Microchip, Inc.*                                   6,324
   2,383           Integrated Device Technology, Inc.*                       37,771
     546           Integrated Silicon Solution, Inc.*                         2,888
  61,957           Intel Corp.                                            1,322,162
     858           International Rectifier Corp.*                            30,862
   1,563           Intersil Corp. (Class A)                                  36,652
   1,619           Lattice Semiconductor Corp.*                              10,054
   3,271           Linear Technology Corp.                                  101,794
   4,508           LSI Logic Corp.*                                          45,305
   5,021           Marvell Technology Group, Ltd. (Bermuda)*                 91,784
   3,416           Maxim Integrated Products, Inc.                          102,514
   1,255           Micrel, Inc.*                                             14,006
   2,395           Microchip Technology Inc.                                 78,867
   7,657           Micron Technology, Inc.*                                 110,644
     910           Microsemi Corp.*                                          17,836
   2,022           Mindspeed Technologies Inc.*                               3,539
   3,594           National Semiconductor Corp.                              87,298
   3,673           NVIDIA Corp.*                                            128,078
   1,666           ON Semiconductor Corp.*                                   10,363
     871           Pixelworks, Inc.*                                          2,012
   2,735           PMC - Sierra, Inc.*                                       18,133
   1,278           Rambus Inc.*                                              21,164
   2,359           RF Micro Devices, Inc.*                                   17,221
     884           Semtech Corp.*                                            11,519
     655           Sigmatel Corp.*                                            3,399
   1,378           Silicon Image, Inc.*                                      16,302
     564           Silicon Laboratories Inc.*                                18,403
   1,753           Silicon Storage Technology, Inc.*                          7,345
   2,406           Skyworks Solutions, Inc.*                                 15,952
     328           Standard Microsystems Corp.*                              10,112
  16,596           Texas Instruments Inc.                                   500,867
   2,640           Transmeta Corp.*                                           3,115
   2,157           TriQuint Semiconductor, Inc.*                              9,707
   5,450           Vitesse Semiconductor Corp.*                               6,377
   3,659           Xilinx, Inc.                                              93,341
     793           Zoran Corp.*                                              11,039
                                                                       -------------
                                                                          3,814,710
                                                                       -------------
                   Services to the Health Industry (0.5%)
     262           Advisory Board Co. (The)*                                 14,468
     621           Albany Molecular Research, Inc.*                           7,396
     809           Cerner Corp.*                                             39,083
     691           Covance, Inc.*                                            40,424
     789           Dendrite International, Inc.*                              8,245
     890           Eclipsys Corp.*                                           18,859
   3,345           Emdeon Corp.*                                             38,969
     964           eResearch Technology, inc.*                                7,924
   1,350           Express Scripts, Inc.*                                    86,022
   2,128           IMS Health Inc.                                           59,265
   1,327           Laboratory Corp. of America Holdings*                     90,886
   3,213           Medco Health Solutions, Inc.*                            171,896
     825           Odyssey Healthcare, Inc.*                                 10,931
   1,302           Omnicare, Inc.                                            49,320
     501           PAREXEL International Corp.*                              14,830
     411           Per-Se Technologies, Inc.*                                10,061
   1,133           Pharmaceutical Product Development, Inc.                  35,859
   1,702           Quest Diagnostics Inc.                                    84,657
     549           Stericycle, Inc.*                                         38,820
     374           Verso Technologies Inc.                                      438
     306           VistaCare, Inc. (Class A)*                                 3,828
                                                                       -------------
                                                                            832,181
                                                                       -------------
                   Specialty Insurance (0.4%)
   1,121           Ambac Financial Group, Inc.                               93,592
   1,157           Assurant, Inc.                                            60,928
     256           CNA Surety Corp.*                                          5,207
   1,848           Fidelity National Financial, Inc.                         41,210
   2,354           Fidelity National Title Group, Inc. (Class A)             51,816
   1,021           First American Financial Corp.                            41,687
     191           LandAmerica Financial Group, Inc.                         12,050
      98           Markel Corp.*                                             39,151
   1,479           MBIA Inc.                                                 91,728
     932           MGIC Investment Corp.                                     54,764
     986           PMI Group, Inc. (The)                                     42,053
     482           Proassurance Corp.*                                       23,473
     909           Radian Group, Inc.                                        48,450
     349           Stewart Information Services Corp.                        12,934
     279           Triad Guaranty, Inc.*                                     14,371
                                                                       -------------
                                                                            633,414
                                                                       -------------
                   Specialty Stores (0.7%)
     376           Ac Moore Arts & Crafts, Inc.*                              8,246
   1,297           Advance Auto Parts, Inc.*                                 45,421
     249           Asbury Automotive Group Inc.*                              5,976
   1,623           AutoNation, Inc.*                                         32,541
     630           AutoZone, Inc.*                                           70,560
     772           Barnes & Noble, Inc.                                      31,891
   3,006           Bed Bath & Beyond Inc.*                                  121,112
     685           Bombay Co., Inc. (The)*                                      945
   1,047           Borders Group, Inc.                                       21,558
   1,250           CarMax Inc.*                                              55,375
   1,172           Claire's Stores, Inc.                                     33,226
     445           Cost Plus, Inc.*                                           5,318
   1,037           CSK Auto Corp.*                                           16,177
     401           Dick's Sporting Goods, Inc.*                              19,954
     295           Group 1 Automotive, Inc.*                                 16,906
     413           Guitar Center, Inc.*                                      17,912
     428           Haverty Furniture Companies, Inc.                          6,762
     675           Hibbett Sporting Goods, Inc.*                             19,737
     450           Jo-Ann Stores, Inc.*                                       8,190
   3,065           Office Depot, Inc.*                                      128,699
     844           OfficeMax Inc.                                            40,158
   1,360           O'Reilly Automotive, Inc.*                                43,914
   1,052           Pep Boys-Manny Moe & Jack                                 14,917
   1,639           PETsMART, Inc.                                            47,170
   1,279           Pier 1 Imports, Inc.                                       8,365
     635           Regis Corp.                                               23,844
     295           Sharper Image Corp.*                                       3,280
     673           Sonic Automotive, Inc.                                    17,700
   7,791           Staples, Inc.                                            200,930
   1,619           Tiffany & Co.                                             57,831
     466           Tractor Supply Co.*                                       22,564
     457           Tuesday Morning Corp.                                      7,541
     694           United Auto Group, Inc.                                   15,948
     388           West Marine, Inc.*                                         6,565
   1,150           Williams-Sonoma, Inc.*                                    39,112
     581           Zale Corp.*                                               16,756
                                                                       -------------
                                                                          1,233,101
                                                                       -------------
                   Specialty Telecommunications (0.4%)
   4,484           American Tower Corp. (Class A)*                          161,514
     790           Broadwing Corporation*                                    11,834
   1,199           CenturyTel, Inc.                                          48,248
   3,822           Citizens Communications Co.                               56,031
     364           Commonwealth Telephone Enterprises, Inc.                  15,237
   4,303           Covad Communications Group, Inc. (c)*                      5,723
   2,404           Crown Castle International Corp.*                         80,895
   1,093           General Communication, Inc. (Class A)*                    14,329
     939           MasTec, Inc.*                                             10,282
   2,547           NTL INC                                                   68,845
   1,056           Premiere Global Services Inc.*                             8,786
  16,405           Qwest Communications International, Inc.*                141,575
     284           SureWest Communications                                    6,498
     957           Time Warner Telecom Inc. (Class A)*                       19,083
   4,721           Windstream Corp.                                          64,772
                                                                       -------------
                                                                            713,652
                                                                       -------------
                   Steel (0.3%)
   1,410           AK Steel Holding Corp.*                                   21,051
     999           Allegheny Technologies, Inc.                              78,651
     250           Carpentar Technology Corp.                                26,747
     554           Chaparral Steel Co.*                                      23,041
     632           Cleveland-Cliffs, Inc.                                    26,727
   3,013           Nucor Corp.                                              175,989
     200           Oregon Steel Mills, Inc.*                                 10,880
     454           Quanex Corp.                                              15,214
     808           Reliance Steel & Aluminum Co.                             27,755
     319           Schnitzer Steel Industries, Inc.                          11,152
     605           Steel Dynamics, Inc.                                      36,367
   1,159           United States Steel Corp.                                 78,348
   1,167           Worthington Industries, Inc.                              20,166
                                                                       -------------
                                                                            552,088
                                                                       -------------
                   Telecommunication Equipment (1.3%)
   1,472           ADC Telecommunications, Inc.*                             21,064
     833           ADTRAN, Inc.                                              19,276
   2,386           Andrew Corp.*                                             22,094
   1,462           Arris Group, Inc.*                                        19,591
   1,030           At Road, Inc.*                                             6,479
   2,392           Avanex Corp.*                                              3,803
     708           C-COR Inc.*                                                7,073
   1,097           Ciena Corp.                                               25,790
     697           CommScope, Inc.*                                          22,241
     408           Comtech Telecommunications Corp.*                         14,545
   2,204           Comverse Technology, Inc.*                                47,981
  16,483           Corning, Inc.*                                           336,748
     605           Ditech Networks, Inc.*                                     4,773
   1,280           Garmin Ltd. (Cayman Islands)                              68,365
   1,180           Harmonic, Inc.*                                            9,570
   1,506           Harris Corp.                                              64,156
     878           InterDigital Communications Corp.*                        31,397
     488           Inter-Tel, Inc.                                           10,097
     668           Intervoice, Inc.*                                          4,108
  47,370           Lucent Technologies Inc.*                                115,109
  26,533           Motorola, Inc.                                           611,851
     442           Oplink Communications Inc.*                                8,752
     853           Plantronics, Inc.                                         18,007
   1,058           Polycom, Inc.*                                            28,989
   1,407           Powerwave Technologies, Inc.*                              9,160
  17,855           QUALCOMM, Inc.                                           649,743
   4,521           Sonus Networks, Inc.*                                     23,645
     357           SpectraLink Corp.                                          3,295
   1,520           Stratex Network, Inc.*                                     7,098
   3,273           Sycamore Networks, Inc.*                                  12,274
   1,033           Tekelec*                                                  15,237
   4,786           Tellabs, Inc.*                                            50,444
   1,454           Terayon Communication Systems, Inc.*                       2,239
     751           Trimble Navigation Ltd.*                                  34,711
     512           ViaSat, Inc.*                                             13,896
     961           Westell Technologies, Inc. (Class A)*                      2,306
                                                                       -------------
                                                                          2,345,907
                                                                       -------------
                   Textiles (0.0%)
     328           Albany International Corp. (Class A)                      11,024
                                                                       -------------

                   Tobacco (1.2%)
  22,060           Altria Group, Inc.                                     1,794,140
     943           Loews Corp.- Carolina Group                               54,524
   1,755           Reynolds American, Inc.                                  110,846
     461           Universal Corp.                                           16,974
   1,818           UST, Inc.                                                 97,372
     376           Vector Group Ltd.                                          6,445
                                                                       -------------
                                                                          2,080,301
                                                                       -------------
                   Tools/Hardware (0.1%)
     808           Black & Decker Corp.                                      67,775
     739           Briggs & Stratton Corp.                                   18,837
     749           Snap-On, Inc.                                             35,225
   1,020           Stanley Works (The)                                       48,603
     620           Toro Co. (The)                                            26,759
                                                                       -------------
                                                                            197,199
                                                                       -------------
                   Trucking (0.1%)
     369           Arkansas Best Corp.                                       15,122
   1,090           Heartland Express, Inc.                                   17,800
   1,607           Hunt (J.B.) Tansport Services, Inc.                       34,775
     672           Knight Transportation, Inc.                               12,244
     810           Landstar System, Inc.                                     37,616
     398           Old Dominion Freight Line, Inc.*                          11,009
     630           Swift Transportation Co., Inc.*                           15,845
     977           Werner Enterprises, Inc.                                  17,928
     800           YRC Worldwide Inc.                                        30,992
                                                                       -------------
                                                                            193,331
                                                                       -------------
                   Trucks/Construction/Farm Machinery (0.7%)
   1,265           AGCO Corp.*                                               33,839
   7,146           Caterpillar Inc.                                         433,834
     421           Cummins Inc.                                              53,459
   2,504           Deere & Co.                                              213,166
     919           Federal Signal Corp.                                      14,024
     500           Gardner Denver Inc.*                                      16,995
   1,462           JLG Industries, Inc.                                      40,424
   1,329           Joy Global Inc.                                           51,977
     752           Manitowoc Co., Inc.                                       41,270
      28           NACCO Industries, Inc. (Class A)                           4,217
     890           Navistar International Corp.*                             24,680
     886           OshKosh Truck Corp.                                       40,056
   2,663           PACCAR, Inc.                                             157,676
   1,175           Terex Corp.*                                              60,818
     918           Trinity Industries, Inc.                                  33,103
     504           Wabash National Corp.                                      7,071
     592           Wabtec Corp.                                              18,583
                                                                       -------------
                                                                          1,245,192
                                                                       -------------
                   Water Utilities (0.0%)
   1,506           Aqua America Inc.                                         36,520
     331           California Water Service Group                            12,876
   1,208           Nalco Holding Co.*                                        24,438
                                                                       -------------
                                                                             73,834
                                                                       -------------
                   Wholesale Distributors (0.2%)
     489           Applied Industries Technologies, Inc.                     14,054
   1,966           Genuine Parts Co.                                         89,492
     907           Grainger (W.W.), Inc.                                     66,011
     485           Handleman Co.                                              3,880
     657           MSC Industrial Direct Co., Inc. (Class A)                 26,884
     774           Pool Corp.                                                31,719
     366           School Specialty, Inc.*                                   14,333
     453           United Stationers, Inc.*                                  21,631
     572           WESCO International, Inc.*                                37,334
                                                                       -------------
                                                                            305,338
                                                                       -------------
                   Wireless Telecommunications (0.1%)
     472           Centennial Communications Corp. (Class A)*                 2,436
   2,070           Dobson Communications Corp. (Class A)*                    16,063
     200           Leap Wireless Intl Inc.*                                  11,092
   1,490           NII Holdings, Inc.*                                       96,895
   1,156           SBA Communications Corp.*                                 30,877
   1,186           Suncom Wireless Holdings Inc. (Class A)                    1,411
   1,196           Telephone & Data Systems, Inc.                            58,425
     301           United States Cellular Corp.*                             19,086
                                                                       -------------
                                                                            236,285
                                                                       -------------
                   TOTAL COMMON STOCKS
                     (Cost $123,617,069)                                168,128,847
                                                                       -------------

  NUMBER OF
  WARRANTS
-------------

                  WARRANTS (0.0%)
                  Aerospace & Defense (0.0%)
    237           Raytheon Co. (expire 06/16/11)*                                           3,726
    452           TIMCO Aviation Services, Inc.  (expire 02/28/07)*                             0
                                                                                    -------------
                                                                                            3,726
                                                                                    -------------
                  Internet Retail (0.0%)
    488           Expedia Inc. (expire 02/04/09)*                                           3,001
    488           IAC/InterActiveCorp (expire 02/04/09)*                                    8,418
                                                                                    -------------
                                                                                           11,419
                                                                                    -------------
                  TOTAL WARRANTS
                    (Cost $7,460)                                                          15,145
                                                                                    -------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
                  SHORT-TERM INVESTMENT (4.3%)
                  REPURCHASE AGREEMENT
$ 7,496           Joint repurchase agreement account 5.295%
                  due 11/01/06 (dated 10/31/06;
                  proceeds $7,497,103) (b) (Cost $7,496,000)                             7,496,000
                                                                                     -------------

                  TOTAL INVESTMENTS
                    (Cost $131,120,529) (c) (d)                        100.0%          175,639,992
                  OTHER ASSETS IN EXCESS OF LIABILITIES                  0.0                46,053
                                                                       ------        -------------
                  NET ASSETS                                           100.0%        $ 175,686,045
                                                                       ======        =============

----------------------
    ADR       American Depositary Receipt.
      *       Non-income producing security.
     **       A portion of this security is segregated in connection with open futures contracts in the amount of $333,000.
     (a)      Securities with total market values equal to $37 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's
              Trustees.
     (b)      Collateralized by federal agency and U.S. Treasury obligations.
     (c)      Securities have been designated as collateral in an amount equal to $7,315,675 in connection with open futures contracts.
     (d)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
              unrealized appreciation is $64,076,433 and the aggregate gross unrealized depreciation is $19,556,970, resulting in net
              unrealized appreciation of $44,519,463.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2006:

                                                                                          UNREALIZED
 NUMBER OF      LONG/              DESCRIPTION, DELIVERY        UNDERLYING FACE          APPRECIATION
 CONTRACTS      SHORT                  MONTH AND YEAR           AMOUNT AT VALUE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------

     65         Long         S&P 500 E-Mini Index                 $ 4,495,400             $ (12,480)
                             December 2006
     30         Long         Russell 2000 E-Mini Index              2,313,000               157,437
                             December 2006
      3         Long         S&P 500 Index                          1,037,400                51,960
                             December 2006

                                                                                          ---------
                             Net Unrealized Appreciation...................               $ 196,917
                                                                                          =========

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2006
                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  December 19, 2006
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer

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